Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.08%
Australia-6.06%
AGL Energy Ltd.	1,209	$14,410
APA Group	2,044	16,124
Aurizon Holdings Ltd.	4,723	15,073
AusNet Services	13,223	16,880
Australia & New Zealand Banking Group Ltd.	980	12,623
Bank of Queensland Ltd.	3,185	13,591
Bendigo & Adelaide Bank Ltd.	2,661	13,129
Challenger Ltd.	2,622	8,161
Charter Hall Group	1,889	14,251
Cleanaway Waste Management Ltd.	9,901	14,840
Coca-Cola Amatil Ltd.	1,961	11,504
Commonwealth Bank of Australia	296	15,114
Computershare Ltd.	1,647	15,863
Crown Resorts Ltd.	2,416	15,507
CSL Ltd.	77	14,915
Dexus	1,844	11,254
Domino’s Pizza Enterprises Ltd.	401	21,258
Evolution Mining Ltd.	5,376	22,747
Goodman Group	1,495	18,151
GPT Group (The)	3,953	10,999
IDP Education Ltd.	1,156	11,026
Incitec Pivot Ltd.	8,366	11,069
Insurance Australia Group Ltd.	3,448	12,586
JB Hi-Fi Ltd.	645	21,125
Lendlease Corp. Ltd.	1,304	10,614
Medibank Pvt Ltd.	8,277	16,739
National Australia Bank Ltd.	977	12,374
Newcrest Mining Ltd.	808	20,385
Northern Star Resources Ltd.	1,609	17,839
Nufarm Ltd.(a)	4,519	13,028
Orica Ltd.	1,132	14,036
Orora Ltd.	6,743	11,122
OZ Minerals Ltd.	2,491	24,349
Qantas Airways Ltd.	4,474	10,364
QBE Insurance Group Ltd.	1,751	12,444
Scentre Group	6,808	9,960
Shopping Centres Australasia Property Group	7,536	11,674
Star Entertainment Group Ltd. (The)	6,763	12,368
Stockland	4,853	11,102
Sydney Airport	2,978	11,170
TPG Telecom Ltd.(a)	3,012	17,367
Transurban Group	1,480	14,658
Treasury Wine Estates Ltd.	2,189	16,954
Tuas Ltd.(a)	1,506	761
Vicinity Centres	10,259	9,601
Vocus Group Ltd.(a)	6,852	14,201
Washington H Soul Pattinson & Co. Ltd.	1,148	16,095
Westpac Banking Corp.	1,021	12,514
Whitehaven Coal Ltd.	11,598	11,520
Woolworths Group Ltd.	613	17,004
		702,443
Austria-0.46%
Erste Group Bank AG(a)	463	10,348
Telekom Austria AG(a)	1,912	14,425
Verbund AG	295	15,537
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	604	13,427
		53,737
Belgium-1.79%
Ackermans & van Haaren N.V.(a)	100	12,889
	Shares	Value
Belgium-(continued)
Ageas	321	$12,090
Colruyt S.A.	307	17,992
Elia Group S.A./N.V.	137	14,936
Galapagos N.V.(a)	72	13,418
Groupe Bruxelles Lambert S.A.	349	30,424
KBC Group N.V.	220	12,570
Proximus SADP	587	12,154
Sofina S.A.	62	17,449
Solvay S.A., Class A	164	12,811
Telenet Group Holding N.V.	374	14,594
UCB S.A.	155	19,951
Umicore S.A.	339	16,011
		207,289
Brazil-0.23%
Wheaton Precious Metals Corp.	491	26,638
Canada-3.63%
Agnico Eagle Mines Ltd.	298	23,664
Alimentation Couche-Tard, Inc., Class B	472	16,403
Bank of Nova Scotia (The)	286	11,745
Barrick Gold Corp.	729	21,067
BCE, Inc.	312	13,081
Canadian Tire Corp. Ltd., Class A(b)	154	14,197
Canadian Utilities Ltd., Class A	471	12,082
CGI, Inc., Class A(a)	206	14,713
Enbridge, Inc.	384	12,290
Fairfax Financial Holdings Ltd.	35	10,966
Fortis, Inc.	343	13,968
Franco-Nevada Corp.	133	21,258
George Weston Ltd.	189	14,275
Great-West Lifeco, Inc.	653	11,544
Hydro One Ltd.(c)	712	15,170
Imperial Oil Ltd.	668	10,448
Intact Financial Corp.	135	14,739
Inter Pipeline Ltd.	1,032	9,669
Loblaw Cos. Ltd.	294	15,252
Metro, Inc.	362	15,880
Nutrien Ltd.	365	11,886
Power Corp. of Canada	676	11,996
Restaurant Brands International, Inc.	260	14,684
RioCan REIT(b)	766	8,555
Rogers Communications, Inc., Class B	304	12,414
Royal Bank of Canada	197	13,589
Saputo, Inc.	537	13,141
Shaw Communications, Inc., Class B	827	15,126
TELUS Corp.	782	13,562
Thomson Reuters Corp.	189	13,187
		420,551
China-1.92%
China Mengniu Dairy Co. Ltd.(a)	3,904	18,310
Kerry Logistics Network Ltd.	10,200	16,714
Minth Group Ltd.	4,270	12,727
Semiconductor Manufacturing International Corp.(a)	7,970	30,697
Shougang Fushan Resources Group Ltd.	75,697	17,288
SITC International Holdings Co. Ltd.	12,969	13,002
Sun Art Retail Group Ltd.	11,540	16,022
Tingyi Cayman Islands Holding Corp.	7,809	14,550
Towngas China Co. Ltd.(a)	25,389	12,219
Uni-President China Holdings Ltd.	13,819	14,978
Wilmar International Ltd.	5,125	17,266
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Xinyi Glass Holdings Ltd.	12,385	$18,153
Xinyi Solar Holdings Ltd.	18,753	20,519
		222,445
Denmark-1.94%
Carlsberg A/S, Class B	113	16,649
Chr. Hansen Holding A/S	206	23,450
Coloplast A/S, Class B	113	19,304
Demant A/S(a)	501	15,542
Genmab A/S(a)	65	22,280
GN Store Nord A/S	269	16,464
Novozymes A/S, Class B	277	16,597
Orsted A/S(c)	133	19,025
Pandora A/S	328	20,835
Rockwool International A/S, Class B	63	20,524
Tryg A/S	518	15,305
Vestas Wind Systems A/S	146	18,817
		224,792
Finland-1.25%
Elisa OYJ	232	13,843
Fortum OYJ	667	13,582
Huhtamaki OYJ(a)	346	15,466
Kesko OYJ, Class B	838	17,936
Kone OYJ, Class B	258	20,514
Neste OYJ	371	17,057
Nokia OYJ	3,967	19,045
Orion OYJ, Class B	356	15,584
Wartsila OYJ Abp	1,458	12,207
		145,234
France-4.71%
Air Liquide S.A.	109	17,993
Alstom S.A.(a)	295	16,476
BioMerieux	161	26,177
Bollore S.A.	4,277	14,313
Bouygues S.A.(a)	368	13,055
Carrefour S.A.	799	12,755
Covivio	135	9,786
Danone S.A.	216	14,441
Edenred	277	13,800
Electricite de France S.A.	1,002	10,131
ENGIE S.A.(a)	846	11,294
EssilorLuxottica S.A.(a)	110	14,594
Eurazeo SE(a)	216	11,310
Eutelsat Communications S.A.	1,182	11,978
Gecina S.A.	79	10,229
Getlink SE(a)	897	13,503
ICADE	140	9,271
Iliad S.A.(b)	104	20,464
Ingenico Group S.A.(a)	107	17,227
Klepierre S.A.	491	8,471
L’Oreal S.A.	55	18,406
Natixis S.A.(a)	3,918	9,521
Orange S.A.	1,074	12,588
Orpea(a)	113	14,458
Pernod Ricard S.A.	92	15,883
Publicis Groupe S.A.	384	12,374
Remy Cointreau S.A.(b)	144	23,141
Rubis S.C.A.	269	12,711
Sanofi	150	15,706
Sartorius Stedim Biotech	75	23,413
SCOR SE(a)	421	10,853
	Shares	Value
France-(continued)
Sodexo S.A.	164	$11,302
Suez S.A.	871	11,520
Teleperformance	60	17,546
Thales S.A.	148	10,739
Veolia Environnement S.A.	472	10,778
Vinci S.A.	141	12,138
Vivendi S.A.	561	14,860
Wendel SE	119	11,152
		546,357
Germany-4.09%
1&1 Drillisch AG	665	17,677
adidas AG(a)	54	14,936
Allianz SE	70	14,587
Aroundtown S.A.(a)	1,706	10,305
Bechtle AG	113	22,034
Beiersdorf AG	139	16,626
Carl Zeiss Meditec AG, BR(a)	137	14,362
Deutsche Boerse AG	89	16,270
Deutsche Telekom AG	899	15,058
Deutsche Wohnen SE	357	17,393
DWS Group GmbH & Co. KGaA(c)	401	15,096
E.ON SE	1,201	14,111
Fielmann AG(a)	221	16,268
Hannover Rueck SE	82	13,905
Henkel AG & Co. KGaA	56	4,877
Henkel AG & Co. KGaA, Preference Shares	100	9,862
LEG Immobilien AG(a)	120	16,781
Merck KGaA	121	15,460
Muenchener Rueckversicherungs-Gesellschaft AG	59	15,684
Puma SE(a)	188	14,637
Rocket Internet SE(a)(c)	671	14,457
RWE AG	396	14,975
Sartorius AG, Preference Shares	64	24,626
Scout24 AG(c)	226	19,629
Siemens Healthineers AG(c)	366	19,024
Symrise AG	148	18,560
Talanx AG	321	11,744
Uniper SE	472	16,387
United Internet AG	490	22,290
Vonovia SE	253	16,508
		474,129
Hong Kong-4.01%
Bank of East Asia Ltd. (The)	6,645	15,124
Cafe de Coral Holdings Ltd.	6,550	13,117
CK Hutchison Holdings Ltd.	1,671	10,899
CK Infrastructure Holdings Ltd.	2,263	11,797
CLP Holdings Ltd.	1,362	12,899
Dah Sing Banking Group Ltd.	12,435	11,231
Dairy Farm International Holdings Ltd.	3,117	13,341
Guotai Junan International Holdings Ltd.	89,094	12,645
Hang Lung Group Ltd.	5,926	14,329
Hang Lung Properties Ltd.	6,889	16,907
Hang Seng Bank Ltd.	775	12,190
Hong Kong & China Gas Co. Ltd. (The)	7,964	11,427
Hong Kong Exchanges & Clearing Ltd.	445	21,256
Hongkong Land Holdings Ltd.	3,015	11,427
Huabao International Holdings Ltd.	36,053	41,030
Hutchison Port Holdings Trust, Class U	105,754	11,421
Hysan Development Co. Ltd.	4,123	11,385
Jardine Matheson Holdings Ltd.	269	11,007
Jardine Strategic Holdings Ltd.	564	11,393

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Lifestyle International Holdings Ltd.	15,807	$12,808
Link REIT	1,590	12,340
Mapletree North Asia Commercial Trust(c)	18,562	11,573
MTR Corp. Ltd.	2,704	13,432
NWS Holdings Ltd.	12,655	9,797
PCCW Ltd.	25,118	14,163
Power Assets Holdings Ltd.	2,008	11,180
Shangri-La Asia Ltd.	16,213	11,715
Sino Land Co. Ltd.	11,054	13,393
Swire Pacific Ltd., Class A	1,199	5,933
Swire Pacific Ltd., Class B	2,086	1,846
Swire Properties Ltd.	4,896	11,308
United Energy Group Ltd.	81,377	14,280
Vitasoy International Holdings Ltd.	3,846	14,614
VTech Holdings Ltd.	1,807	9,804
Wharf Holdings Ltd. (The)	6,889	11,698
Yue Yuen Industrial Holdings Ltd.	6,433	10,210
		464,919
Indonesia-0.10%
Golden Agri-Resources Ltd.	101,334	11,602
Ireland-0.44%
Flutter Entertainment PLC(a)	138	20,775
Glanbia PLC	1,236	15,010
Kerry Group PLC, Class A	113	14,966
		50,751
Israel-2.55%
Airport City Ltd.(a)	793	9,069
Alony Hetz Properties & Investments Ltd.	932	9,966
Amot Investments Ltd.	2,016	9,718
Azrieli Group Ltd.	215	10,301
Bank Hapoalim BM	1,986	11,821
Bank Leumi Le-Israel BM	2,381	11,925
Elbit Systems Ltd.	98	13,768
Fattal Holdings 1998 Ltd.(a)	138	5,500
First International Bank of Israel Ltd.	580	13,127
Gazit-Globe Ltd.	1,350	5,607
Harel Insurance Investments & Financial Services Ltd.(a)	2,730	17,878
ICL Group Ltd.	4,112	12,920
Israel Corp. Ltd. (The)(a)	103	8,840
Israel Discount Bank Ltd., Class A	3,638	11,046
Melisron Ltd.	250	9,295
Mivne Real Estate KD Ltd.(a)	5,436	10,564
Mizrahi Tefahot Bank Ltd.	597	12,322
Nice Ltd.(a)	91	18,514
Oil Refineries Ltd.	44,860	8,346
Paz Oil Co. Ltd.	131	10,373
Phoenix Holdings Ltd. (The)(a)	3,376	15,162
Shapir Engineering and Industry Ltd.(a)	2,149	15,980
Shikun & Binui Ltd.(a)	2,823	12,770
Shufersal Ltd.	2,325	16,408
Strauss Group Ltd.	499	14,155
		295,375
Italy-2.58%
A2A S.p.A.	8,207	11,777
Amplifon S.p.A.(a)	549	18,794
Assicurazioni Generali S.p.A.	837	12,530
Atlantia S.p.A.(a)	709	11,276
Buzzi Unicem S.p.A., RSP	1,190	15,310
Davide Campari-Milano N.V.	1,753	17,647
	Shares	Value
Italy-(continued)
DiaSorin S.p.A.	133	$26,107
Enel S.p.A.	1,635	14,943
Eni S.p.A.	1,209	10,781
Hera S.p.A.	3,280	12,699
Infrastrutture Wireless Italiane S.p.A.(c)	1,369	13,865
Italgas S.p.A.	2,316	14,898
Mediaset S.p.A.(a)(b)	6,863	12,214
Recordati Industria Chimica e Farmaceutica S.p.A.	358	19,152
Salvatore Ferragamo S.p.A.(a)	986	13,280
Snam S.p.A.	2,819	15,001
Telecom Italia S.p.A.	28,027	11,295
Terna Rete Elettrica Nazionale S.p.A.	2,105	15,697
Unione di Banche Italiane S.p.A.(a)	3,806	16,085
UnipolSai Assicurazioni S.p.A.(b)	6,275	16,146
		299,497
Japan-31.46%
ABC-Mart, Inc.	278	14,672
Aeon Mall Co. Ltd.	1,041	12,376
Ain Holdings, Inc.	237	15,108
Air Water, Inc.	1,136	14,666
Ajinomoto Co., Inc.	870	15,667
Alfresa Holdings Corp.	837	17,115
Amano Corp.	634	11,903
ANA Holdings, Inc.(a)(b)	533	10,954
Aozora Bank Ltd.	625	9,972
Ariake Japan Co. Ltd.	215	13,380
Asahi Group Holdings Ltd.	396	12,899
Autobacs Seven Co. Ltd.	1,151	13,368
Bandai Namco Holdings, Inc.	286	15,746
Benesse Holdings, Inc.	589	15,309
Bic Camera, Inc.	1,662	16,694
Bridgestone Corp.	454	13,286
Calbee, Inc.	575	18,246
Canon Marketing Japan, Inc.	678	12,774
Canon, Inc.	634	10,050
Capcom Co. Ltd.	507	19,804
Central Japan Railway Co.	92	11,055
Chubu Electric Power Co., Inc.	1,156	13,716
Chugai Pharmaceutical Co. Ltd.	429	19,216
Chugoku Electric Power Co., Inc. (The)	1,174	14,302
COMSYS Holdings Corp.	589	17,269
Cosmos Pharmaceutical Corp.	141	25,778
CyberAgent, Inc.	400	22,510
Daiichikosho Co. Ltd.	348	9,364
Daikin Industries Ltd.	115	20,068
Daito Trust Construction Co. Ltd.	152	11,892
Daiwa House Industry Co. Ltd.	534	11,778
Daiwa Securities Group, Inc.	3,508	15,395
East Japan Railway Co.	197	11,312
Electric Power Development Co. Ltd.	735	9,976
Ezaki Glico Co. Ltd.	381	17,585
FamilyMart Co. Ltd.	699	15,589
Fancl Corp.	594	17,023
Fast Retailing Co. Ltd.	30	15,904
FP Corp.	261	21,057
Fuji Media Holdings, Inc.	1,280	11,259
Fuji Oil Holdings, Inc.	642	17,050
Fuji Seal International, Inc.	822	14,647
FUJIFILM Holdings Corp.	319	14,232
Fujitsu Ltd.	146	19,498
Glory Ltd.	570	12,362
GMO internet, Inc.	871	25,126

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
GOLDWIN, Inc.	220	$13,046
H.I.S. Co. Ltd.(b)	836	9,805
H.U. Group Holdings, Inc.	605	13,516
Hankyu Hanshin Holdings, Inc.	463	13,203
Heiwa Corp.	775	12,937
Hikari Tsushin, Inc.	79	17,036
Hiroshima Bank Ltd. (The)	3,569	16,270
Hitachi Transport System Ltd.	517	15,281
Hokuriku Electric Power Co.	2,189	13,996
Honda Motor Co. Ltd.	588	14,037
House Foods Group, Inc.	486	14,778
Hoya Corp.	171	16,853
Hulic Co. Ltd.	1,353	11,594
Iida Group Holdings Co. Ltd.	1,059	16,306
Isetan Mitsukoshi Holdings Ltd.	2,343	10,637
Ito En Ltd.	347	20,414
ITOCHU Corp.	661	14,379
Itochu Techno-Solutions Corp.	553	22,360
Itoham Yonekyu Holdings, Inc.	2,672	16,048
Japan Airlines Co. Ltd.	596	9,648
Japan Exchange Group, Inc.	884	20,902
Japan Post Bank Co. Ltd.	1,736	12,905
Japan Post Holdings Co. Ltd.	1,775	12,042
Japan Post Insurance Co. Ltd.	1,031	13,613
Japan Tobacco, Inc.	738	12,648
Kagome Co. Ltd.	686	20,795
Kakaku.com, Inc.	695	16,716
Kaken Pharmaceutical Co. Ltd.	305	13,774
Kamigumi Co. Ltd.	823	14,930
Kandenko Co. Ltd.	1,786	13,953
Kansai Electric Power Co., Inc. (The)	1,382	13,091
Kansai Paint Co. Ltd.	695	13,344
Kao Corp.	205	14,805
KDDI Corp.	496	15,289
Keihan Holdings Co. Ltd.	375	15,180
Keio Corp.	302	14,967
Keisei Electric Railway Co. Ltd.	446	10,828
Kewpie Corp.	820	14,557
Kinden Corp.	1,022	15,823
Kintetsu Group Holdings Co. Ltd.	336	13,029
Kobayashi Pharmaceutical Co. Ltd.	198	17,528
Koei Tecmo Holdings Co. Ltd.	588	22,607
KOKUYO Co. Ltd.	1,087	11,412
Konami Holdings Corp.	388	11,798
Konica Minolta, Inc.	2,795	7,349
Kose Corp.	126	12,632
K’s Holdings Corp.	1,407	18,098
Kusuri no Aoki Holdings Co. Ltd.	243	22,638
Kyocera Corp.	241	13,321
Kyowa Kirin Co. Ltd.	651	16,009
Kyudenko Corp.	551	15,504
Kyushu Electric Power Co., Inc.	2,014	16,839
Kyushu Railway Co.	476	9,355
Lawson, Inc.	278	13,804
Lintec Corp.	713	16,502
Lion Corp.	862	22,249
Maeda Road Construction Co. Ltd.	342	6,220
Maruha Nichiro Corp.	702	13,419
Maruichi Steel Tube Ltd.	641	15,114
Matsui Securities Co. Ltd.	1,880	15,310
Medipal Holdings Corp.	860	15,812
Megmilk Snow Brand Co. Ltd.	732	16,477
	Shares	Value
Japan-(continued)
MEIJI Holdings Co. Ltd.	259	$20,234
Mitsubishi Corp.	601	12,048
Mitsubishi Estate Co. Ltd.	841	12,082
Mitsubishi Heavy Industries Ltd.	482	11,153
Mitsubishi Shokuhin Co. Ltd.	605	14,986
Mitsubishi UFJ Financial Group, Inc.	3,162	11,759
Mitsui & Co. Ltd.	923	13,741
Mitsui Fudosan Co. Ltd.	632	9,851
Mizuho Financial Group, Inc.	11,425	13,788
Mochida Pharmaceutical Co. Ltd.	447	16,361
Morinaga & Co. Ltd.	365	13,239
Morinaga Milk Industry Co. Ltd.	419	19,498
MS&AD Insurance Group Holdings, Inc.	485	12,092
Nagoya Railroad Co. Ltd.(b)	588	14,827
Nankai Electric Railway Co. Ltd.	677	13,242
NEC Corp.	373	20,779
NET One Systems Co. Ltd.	686	26,569
Nexon Co. Ltd.	926	23,910
NH Foods Ltd.	394	17,235
Nichirei Corp.	542	15,338
Nihon Kohden Corp.	481	16,537
Nihon Unisys Ltd.	485	14,656
Nikon Corp.	1,447	10,045
Nippo Corp.	648	17,167
Nippon Express Co. Ltd.	294	13,931
Nippon Kayaku Co. Ltd.	1,387	13,499
Nippon Paint Holdings Co. Ltd.	331	22,478
Nippon Paper Industries Co. Ltd.	1,013	12,704
Nippon Telegraph & Telephone Corp.	641	14,814
Nippon Television Holdings, Inc.	1,259	13,575
Nishi-Nippon Railroad Co. Ltd.	695	17,308
Nissan Chemical Corp.	358	18,725
Nissan Shatai Co. Ltd.	1,637	12,200
Nisshin Seifun Group, Inc.	909	13,885
Nissin Foods Holdings Co. Ltd.	197	17,664
Nitori Holdings Co. Ltd.	110	24,106
NOF Corp.	473	17,582
Nomura Real Estate Holdings, Inc.	642	10,638
Nomura Research Institute Ltd.	686	18,011
NS Solutions Corp.	544	14,180
NTT Data Corp.	1,242	13,991
NTT DOCOMO, Inc.	526	14,465
OBIC Business Consultants Co. Ltd.	420	24,589
Obic Co. Ltd.	122	21,820
Odakyu Electric Railway Co. Ltd.	794	16,491
Olympus Corp.	828	14,750
Open House Co. Ltd.	560	15,858
Oracle Corp. Japan	192	23,026
Oriental Land Co. Ltd.	126	15,099
ORIX Corp.	933	10,024
Osaka Gas Co. Ltd.	953	17,522
OSG Corp.	991	13,385
Otsuka Holdings Co. Ltd.	419	17,318
Paltac Corp.	323	17,474
Pan Pacific International Holdings Corp.	873	19,841
Rengo Co. Ltd.	2,110	15,865
Resona Holdings, Inc.	4,177	13,582
Resorttrust, Inc.	1,157	12,891
Ricoh Co. Ltd.	1,592	10,164
Rinnai Corp.	233	19,040
Rohm Co. Ltd.	231	14,573
Sankyo Co. Ltd.	436	10,874

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Sankyu, Inc.	365	$12,583
Sanrio Co. Ltd.	1,039	15,035
Sapporo Holdings Ltd.	713	12,213
SCSK Corp.	277	13,990
Secom Co. Ltd.	193	16,577
Sega Sammy Holdings, Inc.	1,103	12,404
Seibu Holdings, Inc.	1,096	9,765
Sekisui House Ltd.(b)	745	13,515
Seven & i Holdings Co. Ltd.	424	12,857
Seven Bank Ltd.	5,789	14,071
SG Holdings Co. Ltd.	774	28,330
Shiga Bank Ltd. (The)	684	14,821
Shikoku Electric Power Co., Inc.	1,967	13,209
Shimamura Co. Ltd.	210	14,559
Shimano, Inc.	111	24,146
Ship Healthcare Holdings, Inc.	367	15,759
Shiseido Co. Ltd.	232	12,836
Shizuoka Bank Ltd. (The)	2,466	15,953
SHO-BOND Holdings Co. Ltd.	402	17,224
SKY Perfect JSAT Holdings, Inc.	3,554	13,042
Skylark Holdings Co. Ltd.	970	13,440
Sohgo Security Services Co. Ltd.	329	15,450
Sojitz Corp.	5,238	10,949
Sompo Holdings, Inc.	418	13,659
Sotetsu Holdings, Inc.	659	15,613
Subaru Corp.	651	12,281
Sumitomo Corp.	1,077	11,918
Sumitomo Dainippon Pharma Co. Ltd.	1,033	12,858
Sumitomo Mitsui Financial Group, Inc.	473	12,526
Sumitomo Mitsui Trust Holdings, Inc.	421	10,791
Sumitomo Realty & Development Co. Ltd.	433	11,014
Sundrug Co. Ltd.	449	15,330
Suntory Beverage & Food Ltd.	391	14,700
Sushiro Global Holdings Ltd.	809	17,109
Suzuken Co. Ltd.	456	16,152
Suzuki Motor Corp.	383	12,577
Sysmex Corp.	245	18,841
Taiyo Nippon Sanso Corp.	809	12,694
Takara Bio, Inc.	823	21,857
Takashimaya Co. Ltd.	1,632	10,805
Teijin Ltd.	846	12,154
TIS, Inc.	757	16,267
Tobu Railway Co. Ltd.	475	13,235
Toda Corp.	2,513	15,996
Toho Co. Ltd.	445	13,195
Toho Gas Co. Ltd.	445	19,276
Tohoku Electric Power Co., Inc.	1,728	16,295
Tokio Marine Holdings, Inc.	287	12,041
Tokyo Electric Power Co. Holdings, Inc.(a)	4,056	10,741
Tokyo Gas Co. Ltd.	756	15,949
Tokyu Corp.	993	11,007
Toray Industries, Inc.	2,659	11,420
Toyo Seikan Group Holdings Ltd.	916	9,980
Toyo Suisan Kaisha Ltd.	375	22,699
Toyo Tire Corp.	1,136	15,085
Toyota Motor Corp.	228	13,407
Trend Micro, Inc.	291	16,927
TV Asahi Holdings Corp.	907	12,387
Unicharm Corp.	497	22,366
USS Co. Ltd.	971	14,428
Wacoal Holdings Corp.	651	10,935
Welcia Holdings Co. Ltd.	241	22,110
	Shares	Value
Japan-(continued)
West Japan Railway Co.	219	$9,379
Yamada Denki Co. Ltd.	3,098	13,391
Yamaguchi Financial Group, Inc.	2,843	16,698
Yamato Holdings Co. Ltd.	994	25,337
Yamazaki Baking Co. Ltd.	898	15,016
Yaoko Co. Ltd.	269	21,371
Yokogawa Electric Corp.	949	14,388
Zenkoku Hosho Co. Ltd.	368	12,739
Zensho Holdings Co. Ltd.	793	14,265
		3,647,300
Jordan-0.15%
Hikma Pharmaceuticals PLC	605	17,072
Luxembourg-0.33%
L’Occitane International S.A.	8,074	13,564
RTL Group S.A.(a)	347	11,489
SES S.A., FDR	1,770	12,550
		37,603
Malaysia-0.12%
Wing Tai Holdings Ltd.	10,643	13,272
Mexico-0.25%
Fresnillo PLC	1,778	28,762
Netherlands-1.57%
ABN AMRO Bank N.V., CVA(c)	1,110	9,220
Adyen N.V.(a)(c)	17	28,485
Euronext N.V.(c)	173	19,823
GrandVision N.V.(a)(c)	489	14,022
Heineken Holding N.V.	162	14,051
Heineken N.V.	148	14,393
Koninklijke Ahold Delhaize N.V.	588	17,014
Koninklijke KPN N.V.(b)	5,868	15,224
Koninklijke Vopak N.V.	319	17,484
NN Group N.V.	440	16,129
Wolters Kluwer N.V.	200	15,813
		181,658
New Zealand-0.80%
Air New Zealand Ltd.	11,287	10,075
Auckland International Airport Ltd.	3,083	13,103
Contact Energy Ltd.	3,537	13,760
Kiwi Property Group Ltd.	16,759	11,946
Mercury NZ Ltd.	4,975	15,477
SKYCITY Entertainment Group Ltd.	7,439	12,339
Spark New Zealand Ltd.	5,002	16,427
		93,127
Norway-0.87%
Gjensidige Forsikring ASA(a)	703	14,434
Leroy Seafood Group ASA	2,288	13,296
Mowi ASA	704	12,702
Orkla ASA	1,625	16,019
Salmar ASA(a)	318	15,118
Telenor ASA	870	13,497
Yara International ASA	384	16,085
		101,151
Poland-1.05%
Bank Polska Kasa Opieki S.A.(a)	613	8,309
CD Projekt S.A.(a)	196	21,114
Cyfrowy Polsat S.A.	2,177	16,241
Dino Polska S.A.(a)(c)	376	20,938
Polskie Gornictwo Naftowe i Gazownictwo S.A.	17,894	24,542

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Poland-(continued)
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,774	$10,340
Powszechny Zaklad Ubezpieczen S.A.	1,577	11,419
Santander Bank Polska S.A.(a)	208	8,383
		121,286
Portugal-0.22%
EDP - Energias de Portugal S.A.	2,936	14,877
Galp Energia SGPS S.A.	1,056	11,113
		25,990
Russia-0.19%
Polymetal International PLC	901	22,410
Singapore-2.53%
Ascendas REIT	6,241	16,111
Ascott Residence Trust	17,310	11,298
BOC Aviation Ltd.(c)	1,670	9,653
CapitaLand Commercial Trust	10,223	12,003
CapitaLand Ltd.	5,712	11,496
CapitaLand Mall Trust	8,448	11,644
ComfortDelGro Corp. Ltd.	10,544	10,457
Frasers Property Ltd.	13,407	11,341
Keppel REIT	16,877	13,538
Mapletree Commercial Trust	9,263	12,429
Mapletree Industrial Trust	7,094	16,865
Mapletree Logistics Trust	10,584	16,440
Olam International Ltd.	11,878	11,520
Oversea-Chinese Banking Corp. Ltd.	1,988	12,410
SATS Ltd.	5,099	10,188
SIA Engineering Co. Ltd.	8,626	11,134
Singapore Airlines Ltd.	3,668	9,148
Singapore Exchange Ltd.	2,303	13,721
Singapore Press Holdings Ltd.	10,940	8,536
Singapore Technologies Engineering Ltd.	4,764	11,360
Singapore Telecommunications Ltd.	6,984	12,631
StarHub Ltd.	13,854	12,325
Suntec REIT	11,808	11,539
Venture Corp. Ltd.	1,208	15,768
		293,555
South Korea-9.60%
BGF retail Co. Ltd.	113	11,808
BNK Financial Group, Inc.	2,926	12,624
Cheil Worldwide, Inc.	889	14,327
CJ CheilJedang Corp.	72	23,327
CJ CheilJedang Corp., Preference Shares	164	20,235
CJ Corp.	217	15,008
CJ ENM Co. Ltd.	139	13,429
CJ Logistics Corp.(a)	126	16,181
Daelim Industrial Co. Ltd.	243	17,072
Daewoo Engineering & Construction Co. Ltd.(a)	4,389	12,857
DB Insurance Co. Ltd.	437	17,276
DGB Financial Group, Inc.	3,371	14,572
Dongsuh Cos., Inc.	1,119	20,287
Doosan Bobcat, Inc.	621	14,047
E-MART, Inc.	166	15,884
Fila Holdings Corp.	464	13,008
GS Engineering & Construction Corp.	658	14,884
GS Holdings Corp.	437	12,838
GS Retail Co. Ltd.	524	15,108
Hana Financial Group, Inc.	579	14,336
Hanmi Pharm Co. Ltd.	68	15,039
Hanmi Science Co. Ltd.	569	20,154
Hanon Systems	1,670	13,961
	Shares	Value
South Korea-(continued)
Hanwha Aerospace Co. Ltd.(a)	627	$12,788
Hanwha Corp., Preference Shares	1,418	14,104
HDC Hyundai Development Co.-Engineering & Construction, Class E	1,032	18,797
Hyundai Department Store Co. Ltd.	247	12,377
Hyundai Glovis Co. Ltd.	145	13,570
Hyundai Marine & Fire Insurance Co. Ltd.	883	17,269
Hyundai Mipo Dockyard Co. Ltd.	482	12,622
Hyundai Motor Co.	123	13,060
Hyundai Motor Co., First Pfd.	24	1,390
Hyundai Motor Co., Second Pfd.	30	1,742
Industrial Bank of Korea	1,874	12,757
Kakao Corp.	100	28,832
Kangwon Land, Inc.	748	14,346
KB Financial Group, Inc.	454	13,433
Korea Aerospace Industries Ltd.	687	13,810
Korea Zinc Co. Ltd.	46	15,985
KT&G Corp.	228	15,482
Kumho Petrochemical Co. Ltd.	288	20,451
LG Chem Ltd.	45	21,454
LG Chem Ltd., Preference Shares	4	893
LG Corp.	262	16,273
LG Electronics, Inc.	278	16,497
LG Electronics, Inc., Preference Shares	44	993
LG Household & Health Care Ltd., Preference Shares	24	14,383
LG Uplus Corp.	1,348	12,955
Lotte Chemical Corp.	101	14,284
Medy-Tox, Inc.	65	9,422
Mirae Asset Daewoo Co. Ltd., Second Pfd.	4,712	16,927
NAVER Corp.	102	25,770
NCSoft Corp.	26	17,699
Netmarble Corp.(a)(c)	190	20,413
NH Investment & Securities Co. Ltd.	1,699	12,521
NHN Corp.(a)	236	16,322
NongShim Co. Ltd.	68	21,061
Orion Corp.	191	21,482
Ottogi Corp.	36	16,861
POSCO Chemical Co. Ltd.	297	18,846
S-1 Corp.	207	15,724
Samsung Card Co. Ltd.	525	12,471
Samsung Electronics Co. Ltd., Preference Shares	370	15,373
Samsung Engineering Co. Ltd.(a)	1,237	12,355
Samsung Fire & Marine Insurance Co. Ltd.	87	12,524
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	5	514
Samsung Life Insurance Co. Ltd.	315	12,572
Samsung SDI Co. Ltd.	60	20,018
Samsung SDS Co. Ltd.	100	13,975
Shinhan Financial Group Co. Ltd.	535	13,516
SK Holdings Co. Ltd.	91	16,918
SK Innovation Co. Ltd.	157	16,736
SK Telecom Co. Ltd.	81	14,991
Ssangyong Cement Industrial Co. Ltd.	3,584	15,222
Woori Financial Group, Inc.	1,839	13,120
		1,112,162
Spain-1.53%
Acciona S.A.	109	12,090
Amadeus IT Group S.A.	224	11,220
EDP Renovaveis S.A.	1,026	16,840
Enagas S.A.	560	14,151
Endesa S.A.	553	15,720
Ferrovial S.A.	479	11,748

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Spain-(continued)
Grifols S.A.(b)	436	$12,735
Iberdrola S.A.	1,202	15,521
Inmobiliaria Colonial SOCIMI S.A.	1,094	9,347
Mapfre S.A.	6,737	12,157
Merlin Properties SOCIMI S.A.	1,131	9,349
Naturgy Energy Group S.A.	627	11,670
Red Electrica Corp. S.A.	739	14,436
Telefonica S.A.	2,503	10,501
		177,485
Sweden-3.15%
Assa Abloy AB, Class B	661	14,488
Castellum AB	596	12,794
Elekta AB, Class B(b)	1,369	14,034
Epiroc AB, Class A	834	11,665
Epiroc AB, Class B	499	6,800
Essity AB, Class B(a)	465	15,342
Fastighets AB Balder, Class B(a)	292	12,059
Hufvudstaden AB, Class A	774	10,073
ICA Gruppen AB	366	18,028
Industrivarden AB, Class A(a)	340	8,407
Industrivarden AB, Class C(a)	278	6,832
Investment AB Latour, Class B	924	18,947
Investor AB, Class A	68	3,986
Investor AB, Class B	218	12,880
Kinnevik AB, Class B	694	24,342
L E Lundbergforetagen AB, Class B(a)	334	15,653
Securitas AB, Class B(a)	1,111	16,588
Skandinaviska Enskilda Banken AB, Class A(a)	1,517	14,684
Skandinaviska Enskilda Banken AB, Class C(a)	24	243
Skanska AB, Class B(a)	667	13,464
Svenska Handelsbanken AB, Class A(a)	1,412	13,367
Svenska Handelsbanken AB, Class B(a)	31	327
Swedbank AB, Class A(a)	940	15,263
Swedish Match AB	226	17,395
Swedish Orphan Biovitrum AB(a)	872	18,280
Tele2 AB, Class B	952	13,506
Telefonaktiebolaget LM Ericsson, Class A	24	301
Telefonaktiebolaget LM Ericsson, Class B	1,848	21,304
Telia Co. AB	3,576	13,938
		364,990
Switzerland-2.45%
Banque Cantonale Vaudoise	180	18,936
Barry Callebaut AG	7	14,612
Chocoladefabriken Lindt & Spruengli AG, PC	2	15,522
Coca-Cola HBC AG(a)	447	11,751
DKSH Holding AG	261	16,798
Flughafen Zurich AG(a)	99	12,515
Geberit AG	30	16,594
Givaudan S.A.	5	20,672
Helvetia Holding AG	113	10,223
Nestle S.A.	139	16,517
Novartis AG	175	14,518
PSP Swiss Property AG	102	11,426
Roche Holding AG	43	14,942
Roche Holding AG, BR	4	1,381
Sika AG	81	17,853
Sonova Holding AG(a)	64	14,465
Straumann Holding AG	16	15,755
Swiss Prime Site AG	119	10,877
	Shares	Value
Switzerland-(continued)
Swisscom AG	27	$14,419
Zurich Insurance Group AG	38	14,044
		283,820
United Arab Emirates-0.00%
NMC Health PLC(a)(d)	1,243	0
United Kingdom-5.65%
Admiral Group PLC	535	16,853
AstraZeneca PLC	162	18,137
Auto Trader Group PLC(c)	2,246	15,818
Avast PLC(c)	2,858	21,550
BAE Systems PLC	1,909	12,282
Berkeley Group Holdings PLC	266	15,550
BT Group PLC	8,368	10,827
Bunzl PLC	587	16,934
Compass Group PLC	704	9,707
ConvaTec Group PLC(c)	6,267	16,731
Croda International PLC	250	18,802
DCC PLC	204	18,293
Derwent London PLC	277	10,456
Diageo PLC	411	15,110
Direct Line Insurance Group PLC	3,607	14,032
Experian PLC	410	14,406
GlaxoSmithKline PLC	703	14,115
Hiscox Ltd.	949	9,735
HomeServe PLC	953	16,611
Howden Joinery Group PLC	1,809	11,641
HSBC Holdings PLC	2,289	10,281
Imperial Brands PLC	713	11,941
Intertek Group PLC	219	15,458
J Sainsbury PLC	5,510	13,534
London Stock Exchange Group PLC	153	17,037
Mondi PLC	704	12,594
National Grid PLC	1,115	13,177
Pearson PLC	2,075	14,461
Pennon Group PLC	990	13,845
RELX PLC	606	12,845
Renishaw PLC	358	22,723
Rentokil Initial PLC	2,244	15,734
Rightmove PLC	1,910	13,868
RSA Insurance Group PLC	2,191	12,340
Sage Group PLC (The)	1,664	15,930
Segro PLC	1,333	16,957
Severn Trent PLC	438	14,084
Smith & Nephew PLC	658	13,106
Smiths Group PLC	747	13,285
SSE PLC	713	12,175
Unilever N.V.	270	15,989
Unilever PLC	260	15,605
United Utilities Group PLC	1,155	13,643
Whitbread PLC(a)	394	11,273
WM Morrison Supermarkets PLC	6,373	15,629
		655,104
United States-0.40%
Amcor PLC, CDI	1,573	16,256
Ferguson PLC	166	14,798
Waste Connections, Inc.	148	15,126
		46,180
Total Common Stocks & Other Equity Interests (Cost $11,872,135)		11,368,686

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $26,882)	26,882	$26,882
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.31% (Cost $11,899,017)		11,395,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.37%
Invesco Private Government Fund, 0.06%(e)(f)(g)	120,099	120,099
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(e)(f)(g)	38,701	$38,709
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $158,808)		158,808
TOTAL INVESTMENTS IN SECURITIES-99.68% (Cost $12,057,825)		11,554,376
OTHER ASSETS LESS LIABILITIES-0.32%		37,598
NET ASSETS-100.00%		$11,591,974

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $304,492, which represented 2.63% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$574,656	$(547,774)	$-	$-	$26,882	$124
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	614,148	3,888,844	(4,502,992)	-	-	-	4,268
Invesco Liquid Assets Portfolio, Institutional Class	205,544	1,159,417	(1,364,871)	(14)	(76)	-	1,624
Invesco Private Government Fund	-	1,584,207	(1,464,108)	-	-	120,099	22
Invesco Private Prime Fund	-	156,829	(118,129)	-	9	38,709	11
Total	$819,692	$7,363,953	$(7,997,874)	$(14)	$(67)	$185,690	$6,049

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.21%
China-23.14%
Agricultural Bank of China Ltd., H Shares	3,309,996	$1,174,484
Anhui Conch Cement Co. Ltd., H Shares	133,642	1,009,618
Bank of China Ltd., H Shares	4,006,199	1,343,980
Bank of Communications Co. Ltd., H Shares	1,865,565	1,035,061
BBMG Corp., H Shares	4,359,964	956,355
Beijing Enterprises Holdings Ltd.	302,946	1,059,306
Beijing Enterprises Water Group Ltd.(a)	2,532,672	1,075,132
CGN Power Co. Ltd., H Shares(b)	5,119,545	1,076,728
China Biologic Products Holdings, Inc.(a)	12,479	1,327,142
China Cinda Asset Management Co. Ltd., H Shares	4,969,029	936,077
China CITIC Bank Corp. Ltd., H Shares	2,629,888	1,146,941
China Coal Energy Co. Ltd., H Shares	4,436,749	1,099,140
China Communications Construction Co. Ltd., H Shares	1,581,116	920,084
China Conch Venture Holdings Ltd.	249,118	1,070,376
China Construction Bank Corp., H Shares	1,681,852	1,232,603
China Everbright Bank Co. Ltd., H Shares	2,701,709	1,014,422
China Everbright International Ltd.	1,871,653	1,156,772
China Huishan Dairy Holdings Co. Ltd.(a)(c)	5,020,205	0
China Life Insurance Co. Ltd.	1,200,680	832,027
China Life Insurance Co. Ltd., H Shares	424,964	979,311
China Mengniu Dairy Co. Ltd.(a)	249,735	1,171,307
China Merchants Bank Co. Ltd., H Shares	188,912	881,160
China Minsheng Banking Corp. Ltd., H Shares	1,894,011	1,192,585
China Mobile Ltd.	145,320	995,651
China Overseas Land & Investment Ltd.	288,196	877,581
China Petroleum & Chemical Corp., H Shares	2,085,982	893,585
China Railway Construction Corp. Ltd., H Shares	1,005,018	802,697
China Railway Group Ltd., H Shares	1,743,032	881,614
China Resources Cement Holdings Ltd.	785,750	1,074,676
China Shenhua Energy Co. Ltd., H Shares	656,092	1,093,741
China Telecom Corp. Ltd., H Shares	3,171,514	945,291
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,921,161	1,183,511
CITIC Ltd.	891,298	836,073
CRRC Corp. Ltd., H Shares	2,039,326	886,755
Dali Foods Group Co. Ltd.(b)	1,543,887	942,245
Guangdong Investment Ltd.	537,697	868,618
Hengan International Group Co. Ltd.	120,790	1,013,831
Huadian Power International Corp. Ltd., H Shares	2,946,775	893,515
Industrial & Commercial Bank of China Ltd., H Shares	2,010,449	1,188,080
Jiangsu Expressway Co. Ltd., H Shares	906,316	971,780
Jiangxi Copper Co. Ltd., H Shares	1,017,312	1,211,555
Peoples Insurance Co. Group of China Ltd. (The), H Shares	3,395,357	1,104,010
Ping An Insurance (Group) Co. of China Ltd., H Shares	130,142	1,378,630
Postal Savings Bank of China Co. Ltd., H Shares(b)	1,970,273	1,085,529
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	603,623	1,071,695
Shenzhen International Holdings Ltd.	552,351	900,843
Tencent Holdings Ltd.	18,198	1,253,869
Uni-President China Holdings Ltd.	915,465	992,220
Want Want China Holdings Ltd.	1,206,861	892,275
Xinyi Glass Holdings Ltd.	808,625	1,185,257
	Shares	Value
China-(continued)
Yuexiu Property Co. Ltd.	5,149,902	$943,571
Zhejiang Expressway Co. Ltd., H Shares	1,324,957	984,717
		53,044,026
Czech Republic-0.93%
CEZ A.S.	58,265	1,171,057
Komercni banka A.S.(a)	41,427	960,372
		2,131,429
Egypt-0.41%
Commercial International Bank Egypt S.A.E.	238,465	940,421
India-0.53%
Wipro Ltd., ADR	279,161	1,205,976
Kuwait-1.21%
Kuwait Finance House KSCP	469,727	889,151
Mobile Telecommunications Co. KSC	524,015	943,862
National Bank of Kuwait SAKP	363,783	939,986
		2,772,999
Malaysia-10.86%
AMMB Holdings Bhd.	1,499,200	1,025,396
Bursa Malaysia Bhd.	509,400	1,116,115
Dialog Group Bhd.	1,264,300	1,130,117
DiGi.Com Bhd.	1,373,263	1,376,502
Hong Leong Bank Bhd.	342,500	1,211,674
IHH Healthcare Bhd.	850,547	1,083,244
IOI Corp. Bhd.	1,225,800	1,324,095
Kuala Lumpur Kepong Bhd.	231,378	1,276,945
Malayan Banking Bhd.	833,092	1,507,032
Maxis Bhd.	823,900	1,029,875
MISC Bhd.	618,900	1,151,679
Nestle Malaysia Bhd.	95,700	3,205,047
Petronas Gas Bhd.	249,000	986,604
PPB Group Bhd.	400,900	1,862,672
Public Bank Bhd.	281,624	1,129,153
QL Resources Bhd.	533,100	1,227,136
RHB Bank Bhd.	864,300	1,023,299
Sime Darby Bhd.	1,927,100	990,820
Tenaga Nasional Bhd.	463,672	1,251,040
		24,908,445
Mexico-4.51%
America Movil S.A.B. de C.V., Series L	1,373,995	866,177
Arca Continental S.A.B. de C.V.	293,373	1,451,001
Becle S.A.B. de C.V.(d)	547,238	1,099,556
Coca-Cola FEMSA S.A.B. de C.V., Series L	257,443	1,066,337
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(e)	156,936	965,717
Gruma S.A.B. de C.V., Class B	99,914	1,175,763
Grupo Elektra S.A.B. de C.V.(d)	34,292	1,841,588
Promotora y Operadora de Infraestructura S.A.B de C.V.(a)(d)	119,617	880,634
Wal-Mart de Mexico S.A.B. de C.V., Series V	422,973	995,488
		10,342,261
Poland-0.42%
Cyfrowy Polsat S.A.	129,949	969,485
Qatar-4.03%
Barwa Real Estate Co.	1,381,137	1,200,576
Industries Qatar Q.S.C.	464,242	997,081
Masraf Al Rayan Q.S.C.	1,184,784	1,281,428
Qatar Electricity & Water Co. Q.S.C.	263,018	1,220,820
Qatar Fuel Co. Q.P.S.C.	268,091	1,185,461
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Qatar-(continued)
Qatar Gas Transport Co. Ltd.	1,378,656	$1,059,835
Qatar Islamic Bank (S.A.Q)	285,620	1,262,972
Qatar National Bank Q.P.S.C.	209,830	1,037,336
		9,245,509
Saudi Arabia-6.68%
Advanced Petrochemical Co.	82,655	1,135,008
Al Rajhi Bank	69,244	1,087,476
Alinma Bank(a)	236,936	926,163
Almarai Co. JSC	68,621	980,718
Bank Al-Jazira	348,030	1,111,721
Bupa Arabia for Cooperative Insurance Co.(a)	32,700	1,041,057
Dar Al Arkan Real Estate Development Co.(a)	481,047	931,208
Jarir Marketing Co.	28,076	1,131,904
Mouwasat Medical Services Co.	40,279	1,170,651
National Commercial Bank	89,249	863,838
Saudi Arabian Fertilizer Co.	47,232	982,321
Saudi Basic Industries Corp.	38,945	923,158
Saudi Electricity Co.	233,224	975,083
Saudi Telecom Co.	42,366	1,098,010
Yanbu National Petrochemical Co., Class A	68,357	944,137
		15,302,453
South Africa-0.42%
Vodacom Group Ltd.	126,243	952,119
South Korea-4.98%
Hanon Systems	103,477	865,059
KEPCO Plant Service & Engineering Co. Ltd.	36,299	897,268
KT&G Corp.	17,135	1,163,523
LG Electronics, Inc.	15,621	926,981
LG Uplus Corp.	88,479	850,331
NongShim Co. Ltd.	3,919	1,213,791
Ottogi Corp.	2,129	997,131
S-1 Corp.	14,254	1,082,749
Samsung Electronics Co. Ltd.	21,399	1,039,955
SK Telecom Co. Ltd.	7,215	1,335,326
Yuhan Corp.	21,943	1,055,342
		11,427,456
Taiwan-38.54%
Acer, Inc.(a)	1,845,000	1,278,516
Advantech Co. Ltd.	116,683	1,230,842
Asia Cement Corp.	777,000	1,059,624
Asustek Computer, Inc.	164,838	1,218,230
Cathay Financial Holding Co. Ltd.	1,158,000	1,565,372
Chang Hwa Commercial Bank Ltd.	2,043,776	1,325,564
Cheng Shin Rubber Industry Co. Ltd.	916,435	1,062,075
Chicony Electronics Co. Ltd.	363,000	1,076,813
China Airlines Ltd.(a)	3,235,000	882,338
China Development Financial Holding Corp.	4,265,472	1,258,041
China Petrochemical Development Corp.	3,860,050	1,064,678
China Steel Corp.	2,405,140	1,625,622
Chipbond Technology Corp.	458,000	936,497
Chunghwa Telecom Co. Ltd.	766,222	2,864,064
Compal Electronics, Inc.	2,486,000	1,582,683
CTBC Financial Holding Co. Ltd.	1,842,053	1,219,882
Delta Electronics, Inc.	190,000	1,297,172
E.Sun Financial Holding Co. Ltd.	1,305,519	1,207,720
Eternal Materials Co. Ltd.	1,149,000	1,213,933
Eva Airways Corp.	2,250,627	833,580
Evergreen Marine Corp. Taiwan Ltd.(a)	2,793,000	1,048,763
Far Eastern New Century Corp.	1,181,000	1,032,057
Far EasTone Telecommunications Co. Ltd.	797,993	1,718,867
	Shares	Value
Taiwan-(continued)
First Financial Holding Co. Ltd.	1,668,384	$1,344,070
Formosa Chemicals & Fibre Corp.	446,095	1,026,363
Formosa Petrochemical Corp.	326,000	906,962
Formosa Plastics Corp.	376,146	1,007,952
Foxconn Technology Co. Ltd.	608,000	1,124,907
Fubon Financial Holding Co. Ltd.	921,875	1,313,840
Highwealth Construction Corp.	790,000	1,154,210
Hon Hai Precision Industry Co. Ltd.	402,000	1,075,861
Hua Nan Financial Holdings Co. Ltd.	2,041,611	1,400,822
International CSRC Investment Holdings Co.	1,344,000	848,760
Inventec Corp.	1,377,000	1,175,135
King Slide Works Co. Ltd.	90,000	1,038,420
Kings Town Bank Co. Ltd.	840,000	1,029,408
Lien Hwa Industrial Holdings Corp.	811,000	1,298,397
Lite-On Technology Corp.	641,000	1,085,310
Mega Financial Holding Co. Ltd.	1,420,777	1,568,968
Micro-Star International Co. Ltd.	270,000	1,202,786
Mitac Holdings Corp.	1,038,720	1,047,780
Nan Ya Plastics Corp.	467,930	975,969
Pou Chen Corp.	1,007,000	912,658
President Chain Store Corp.	170,000	1,624,878
Qisda Corp.	1,778,000	1,016,624
Quanta Computer, Inc.	502,000	1,401,751
Ruentex Development Co. Ltd.	582,000	1,009,254
Ruentex Industries Ltd.	538,000	1,179,047
Shanghai Commercial & Savings Bank Ltd. (The)	615,000	889,083
Shin Kong Financial Holding Co. Ltd.(a)	3,554,000	1,032,431
SinoPac Financial Holdings Co. Ltd.	3,044,421	1,106,798
Standard Foods Corp.	510,000	1,067,197
Synnex Technology International Corp.	1,026,264	1,534,430
TA Chen Stainless Pipe	1,087,540	863,142
Taichung Commercial Bank Co. Ltd.	3,666,000	1,464,173
Taishin Financial Holding Co. Ltd.	2,926,384	1,333,603
Taiwan Business Bank	3,381,314	1,165,791
Taiwan Cement Corp.	844,000	1,296,489
Taiwan Cooperative Financial Holding Co. Ltd.	2,035,321	1,486,828
Taiwan Fertilizer Co. Ltd.	914,000	1,740,982
Taiwan High Speed Rail Corp.	887,000	1,008,281
Taiwan Mobile Co. Ltd.	546,162	1,957,603
Taiwan Semiconductor Manufacturing Co. Ltd.	97,397	1,414,683
Teco Electric and Machinery Co. Ltd.	1,319,000	1,224,694
Uni-President Enterprises Corp.	553,181	1,350,166
United Microelectronics Corp.	1,999,000	1,525,121
Vanguard International Semiconductor Corp.	369,000	1,199,160
Walsin Lihwa Corp.	1,957,000	955,302
Wistron Corp.	867,000	1,021,062
Wistron NeWeb Corp.	428,000	939,439
WPG Holdings Ltd.	1,010,937	1,376,927
Yuanta Financial Holding Co. Ltd.	1,685,472	1,035,638
		88,362,088
Thailand-0.93%
Advanced Info Service PCL, NVDR	162,808	965,910
CP ALL PCL, NVDR(a)	528,906	1,157,631
		2,123,541
Turkey-0.77%
Eregli Demir ve Celik Fabrikalari TAS	754,430	825,825
Petkim Petrokimya Holding A.S.(a)	1,683,900	943,341
		1,769,166

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United Arab Emirates-0.85%
Abu Dhabi Islamic Bank PJSC	968,439	$975,518
Dubai Islamic Bank PJSC	947,505	972,488
		1,948,006
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $227,907,102)		227,445,380
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.15%
Invesco Private Government Fund, 0.06%(f)(g)(h)	1,975,276	1,975,276
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(f)(g)(h)	658,294	$658,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,633,701)		2,633,701
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $230,540,803)		230,079,081
OTHER ASSETS LESS LIABILITIES-(0.36)%		(816,856)
NET ASSETS-100.00%		$229,262,225

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,104,502, which represented 1.35% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$18,773,143	$(18,773,143)	$-	$-	$-	$1,090
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	233,150	3,767,571	(4,000,721)	-	-	-	2,380
Invesco Liquid Assets Portfolio, Institutional Class	78,343	1,286,667	(1,364,888)	-	(122)	-	1,005
Invesco Private Government Fund	-	17,113,915	(15,138,639)	-	-	1,975,276	267
Invesco Private Prime Fund	-	4,574,706	(3,916,330)	-	49	658,425	108
Total	$311,493	$45,516,002	$(43,193,721)	$-	$(73)	$2,633,701	$4,850

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Brazil-8.99%
B3 S.A. - Brasil, Bolsa, Balcao	8,179	$99,673
Banco BTG Pactual S.A.	757	12,567
BB Seguridade Participacoes S.A.	2,687	14,364
BRF S.A.(a)	2,285	9,086
Cia de Saneamento Basico do Estado de Sao Paulo	1,375	16,072
Cosan S.A.	823	14,292
Energisa S.A.	1,000	9,441
ENGIE Brasil Energia S.A.	763	6,767
Equatorial Energia S.A.	4,670	22,902
Hapvida Participacoes e Investimentos S.A.(b)	1,052	13,164
Hypera S.A.	1,400	9,714
Localiza Rent a Car S.A.	2,699	26,400
Lojas Americanas S.A.	800	4,732
Lojas Americanas S.A., Preference Shares	2,500	16,376
Lojas Renner S.A.	3,092	24,429
Magazine Luiza S.A.	4,459	69,132
Multiplan Empreendimentos Imobiliarios S.A.	845	3,431
Natura & Co. Holding S.A.	3,248	29,349
Notre Dame Intermedica Participacoes S.A.	2,890	37,062
Raia Drogasil S.A.	1,600	38,142
Telefonica Brasil S.A., Preference Shares	1,515	15,322
TIM Participacoes S.A.	3,400	10,287
WEG S.A.	4,876	63,083
		565,787
Chile-0.35%
Enel Americas S.A.	142,195	22,067
China-24.60%
Anhui Conch Cement Co. Ltd., H Shares	4,070	30,747
ANTA Sports Products Ltd.	3,325	31,533
Bosideng International Holdings Ltd.	11,650	3,367
China Aoyuan Group Ltd.	6,276	7,904
China Biologic Products Holdings, Inc.(a)	109	11,592
China Conch Venture Holdings Ltd.	7,920	34,030
China Jinmao Holdings Group Ltd.	20,931	14,233
China National Building Material Co. Ltd., H Shares	15,202	23,577
China Oilfield Services Ltd., H Shares	5,197	4,044
China Resources Cement Holdings Ltd.	7,199	9,846
Country Garden Services Holdings Co. Ltd.	7,649	46,140
Ganfeng Lithium Co. Ltd.(b)	450	2,497
GDS Holdings Ltd., ADR(a)(c)	343	27,539
Haidilao International Holding Ltd.(b)	2,773	12,755
JD.com, Inc., ADR(a)	2,954	188,436
Li Ning Co. Ltd.	9,467	30,477
Livzon Pharmaceutical Group, Inc., H Shares	538	2,523
Longfor Group Holdings Ltd.(b)	7,002	34,603
Meituan Dianping, B Shares(a)	14,577	360,936
NetEase, Inc., ADR	252	115,522
New Oriental Education & Technology Group, Inc., ADR(a)	500	70,100
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	721	12,317
Semiconductor Manufacturing International Corp.(a)	14,706	56,640
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,156	23,273
Shanghai Baosight Software Co. Ltd., B Shares	1,200	3,096
Shimao Group Holdings Ltd.	4,356	18,463
	Shares	Value
China-(continued)
Sino Biopharmaceutical Ltd.	44,266	$57,687
TAL Education Group, ADR(a)	1,483	115,926
Tingyi Cayman Islands Holding Corp.	6,311	11,759
Vipshop Holdings Ltd., ADR(a)	1,586	36,113
Weichai Power Co. Ltd., H Shares	6,960	15,015
WuXi AppTec Co. Ltd., H Shares(b)(c)	1,246	18,762
Wuxi Biologics Cayman, Inc.(a)(b)	2,103	43,307
Xinyi Solar Holdings Ltd.	13,889	15,197
Yihai International Holding Ltd.(a)	2,347	28,754
Zhongsheng Group Holdings Ltd.	2,402	14,830
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares(a)	7,268	7,483
ZTE Corp., H Shares	2,171	6,415
		1,547,438
Colombia-0.15%
Bancolombia S.A., Preference Shares	1,309	9,304
Egypt-0.30%
Commercial International Bank Egypt S.A.E.	4,824	19,024
Greece-0.22%
Hellenic Telecommunications Organization S.A.	798	11,795
Public Power Corp. S.A.(a)	434	1,966
		13,761
Hungary-0.35%
OTP Bank Nyrt(a)	617	22,008
India-8.37%
Alkem Laboratories Ltd.	154	5,480
Apollo Hospitals Enterprise Ltd.	402	8,998
Asian Paints Ltd.	1,033	23,687
AU Small Finance Bank Ltd.(a)(b)	380	3,761
Avenue Supermarts Ltd.(a)(b)	483	13,322
Bajaj Finance Ltd.	913	39,678
Bajaj Finserv Ltd.	147	12,194
Berger Paints India Ltd.	1,549	10,901
Bharti Airtel Ltd.(a)	10,553	78,267
Divi’s Laboratories Ltd.	283	9,898
HDFC Asset Management Co. Ltd.(b)	187	6,048
HDFC Life Insurance Co. Ltd.(a)(b)	2,330	19,531
Hindustan Unilever Ltd.	2,738	80,878
ICICI Bank Ltd.(a)	12,713	58,932
ICICI Lombard General Insurance Co. Ltd.(b)	312	5,437
ICICI Prudential Life Insurance Co. Ltd.(b)	1,432	8,657
Info Edge India Ltd.	216	9,223
Kotak Mahindra Bank Ltd.(a)	3,303	60,299
Muthoot Finance Ltd.	456	7,764
Nestle India Ltd.	123	27,164
Pidilite Industries Ltd.	478	8,670
SBI Life Insurance Co. Ltd.(a)(b)	1,096	13,373
Shree Cement Ltd.	35	10,157
Siemens Ltd.	288	4,474
		526,793
Indonesia-1.83%
PT Bank Central Asia Tbk	35,802	76,508
PT Bank Rakyat Indonesia (Persero) Tbk	150,512	32,577
PT Barito Pacific Tbk(a)	96,468	6,277
		115,362
Kuwait-2.38%
Kuwait Finance House KSCP	24,188	45,786
Mabanee Co. S.A.K.	3,301	6,529
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Kuwait-(continued)
Mobile Telecommunications Co. KSC	9,679	$17,434
National Bank of Kuwait SAKP	31,047	80,223
		149,972
Malaysia-1.03%
Carlsberg Brewery Malaysia Bhd., Class B	500	2,972
Hartalega Holdings Bhd.	5,800	27,741
Top Glove Corp. Bhd.	4,700	28,688
Yinson Holdings Bhd.	3,653	5,402
		64,803
Mexico-0.38%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,244	8,281
Grupo Elektra S.A.B. de C.V.	293	15,735
		24,016
Poland-0.65%
CD Projekt S.A.(a)	270	29,086
Dino Polska S.A.(a)(b)	144	8,019
PLAY Communications S.A.(b)	410	3,558
		40,663
Russia-6.94%
Gazprom PJSC	43,576	106,878
Inter RAO UES PJSC	128,828	10,023
MMC Norilsk Nickel PJSC	388	102,724
Mobile TeleSystems PJSC, ADR	1,966	17,419
Polyus PJSC	159	36,331
Sberbank of Russia PJSC	35,381	105,424
Sberbank of Russia PJSC, Preference Shares	4,584	12,639
Surgutneftegas PJSC	35,094	17,568
Tatneft PJSC, Preference Shares	673	4,872
VTB Bank PJSC(a)	16,765,383	8,702
X5 Retail Group N.V., GDR(b)	365	13,709
		436,289
South Africa-2.07%
Anglo American Platinum Ltd.	171	13,096
Clicks Group Ltd.	908	12,172
Gold Fields Ltd.	3,041	39,741
Impala Platinum Holdings Ltd.	4,236	37,532
Sibanye Stillwater Ltd.(a)	9,664	27,354
		129,895
South Korea-14.17%
Hite Jinro Co. Ltd.	151	5,266
Kakao Corp.	280	80,729
KMW Co. Ltd.(a)	183	10,906
NAVER Corp.	467	117,985
NCSoft Corp.	67	45,608
Samsung Electronics Co. Ltd.	10,342	502,603
Samsung Electronics Co. Ltd., Preference Shares	3,093	128,507
		891,604
Taiwan-24.54%
Accton Technology Corp.	1,899	14,877
Advantech Co. Ltd.	1,788	18,860
Asia Cement Corp.	9,159	12,491
Chang Hwa Commercial Bank Ltd.	35,268	22,874
Chicony Electronics Co. Ltd.	2,319	6,879
Compeq Manufacturing Co. Ltd.	4,660	7,715
CTBC Financial Holding Co. Ltd.	71,210	47,158
E.Sun Financial Holding Co. Ltd.	84,030	77,735
	Shares	Value
Taiwan-(continued)
First Financial Holding Co. Ltd.	47,717	$38,441
Genius Electronic Optical Co. Ltd.	265	6,133
Globalwafers Co. Ltd.	695	10,000
Hotai Motor Co. Ltd.	2,227	50,934
Hua Nan Financial Holdings Co. Ltd.	48,707	33,420
ITEQ Corp.	1,139	5,210
Macronix International	6,411	6,938
MediaTek, Inc.	5,244	125,486
Mega Financial Holding Co. Ltd.	57,050	63,001
Mitac Holdings Corp.	4,118	4,154
Nan Kang Rubber Tire Co. Ltd.	2,300	3,557
Nanya Technology Corp.	3,740	7,737
Pegatron Corp.	7,131	15,019
Powertech Technology, Inc.	3,585	12,018
Quanta Computer, Inc.	9,016	25,176
Realtek Semiconductor Corp.	1,490	19,048
Simplo Technology Co. Ltd.	547	6,087
Simplo Technology Co. Ltd., Rts., expiring 12/31/2020(a)(d)	28	0
Sino-American Silicon Products, Inc.	2,266	7,581
SinoPac Financial Holdings Co. Ltd.	50,907	18,507
Standard Foods Corp.	1,992	4,168
Taichung Commercial Bank Co. Ltd.	13,958	5,575
Taiwan Business Bank	19,236	6,632
Taiwan Cement Corp.	23,706	36,415
Taiwan Cooperative Financial Holding Co. Ltd.	44,942	32,831
Taiwan Fertilizer Co. Ltd.	2,215	4,219
Taiwan Semiconductor Manufacturing Co. Ltd.	44,772	650,309
Teco Electric and Machinery Co. Ltd.	10,867	10,090
Unimicron Technology Corp.	4,304	9,447
United Microelectronics Corp.	41,229	31,455
Win Semiconductors Corp.	1,304	14,111
Wistron Corp.	11,529	13,578
Wiwynn Corp.	450	12,043
Yageo Corp.	922	12,243
Yuanta Financial Holding Co. Ltd.	40,889	25,124
Zhen Ding Technology Holding Ltd.	1,861	8,576
		1,543,852
Tanzania-0.60%
AngloGold Ashanti Ltd.	1,167	38,016
Thailand-0.95%
B. Grimm Power PCL, NVDR	3,524	5,537
Carabao Group PCL, NVDR	1,003	3,908
CPN Retail Growth Leasehold REIT	5,508	4,328
Gulf Energy Development PCL, NVDR	25,335	27,421
Krungthai Card PCL, NVDR	2,728	2,690
Muangthai Capital PCL, NVDR(a)	1,868	2,995
Osotspa PCL, NVDR	4,296	5,855
Srisawad Corp. PCL, NVDR(a)	2,610	4,018
Tisco Financial Group PCL, NVDR	1,429	2,979
		59,731
Turkey-0.20%
Coca-Cola Icecek A.S.	271	1,733
Enerjisa Enerji A.S.(b)	1,079	1,282
Ford Otomotiv Sanayi A.S.	323	3,841
Koza Altin Isletmeleri A.S.(a)	181	2,242
Tofas Turk Otomobil Fabrikasi A.S.	432	1,573
Turk Telekomunikasyon A.S.	1,508	1,564
		12,235

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2020
(Unaudited)
	Shares		Value
United Arab Emirates-0.27%
Aldar Properties PJSC		13,479	$6,349
Emirates NBD Bank PJSC		4,375	10,529
			16,878
United States-0.27%
JBS S.A.		4,118	17,039
Total Common Stocks & Other Equity Interests (Cost $4,789,472)			6,266,537
Exchange-Traded Funds-0.05%
United States-0.05%
iShares MSCI Saudi Arabia ETF(c) (Cost $2,441)		105	2,819
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR	15,360	214
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $4,792,127)			6,269,570
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Private Government Fund, 0.06%(f)(g)(h)	35,248	$35,248
Invesco Private Prime Fund, 0.15%(f)(g)(h)	11,384	11,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,634)		46,634
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $4,838,761)		6,316,204
OTHER ASSETS LESS LIABILITIES-(0.40)%		(24,979)
NET ASSETS-100.00%		$6,291,225

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $234,102, which represented 3.72% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$8,384	$628,109	$(636,493)	$-	$-	$-	$117
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	154,759	1,176,827	(1,331,586)	-	-	-	268
Invesco Liquid Assets Portfolio, Institutional Class	51,586	372,014	(423,589)	(5)	(6)	-	101
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Private Government Fund	$-	$186,111	$(150,863)	$-	$-	$35,248	$2
Invesco Private Prime Fund	-	31,687	(20,301)	-	-	11,386	1
Total	$214,729	$2,394,748	$(2,562,832)	$(5)	$(6)	$46,634	$489

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.29%
Australia-6.28%
AGL Energy Ltd.	16,673	$198,726
APA Group	17,698	139,613
AusNet Services	153,806	196,338
Coca-Cola Amatil Ltd.	27,864	163,458
Medibank Pvt Ltd.	65,109	131,674
Rio Tinto Ltd.	2,428	177,607
		1,007,416
Belgium-0.80%
Groupe Bruxelles Lambert S.A.	1,481	129,105
China-0.72%
Fosun International Ltd.	102,000	116,211
Finland-3.00%
Fortum OYJ	9,613	195,746
Kesko OYJ, Class B	6,302	134,883
UPM-Kymmene OYJ	5,622	150,445
		481,074
France-0.85%
Orange S.A.	11,632	136,338
Germany-3.55%
Deutsche Telekom AG	7,075	118,507
E.ON SE	11,719	137,690
Telefonica Deutschland Holding AG	68,933	189,519
Uniper SE	3,555	123,423
		569,139
Hong Kong-18.86%
CK Asset Holdings Ltd.	25,500	141,645
CK Hutchison Holdings Ltd.	30,401	198,288
CK Infrastructure Holdings Ltd.	38,378	200,056
CLP Holdings Ltd.	13,633	129,114
Dairy Farm International Holdings Ltd.	33,300	142,524
Hang Lung Properties Ltd.	54,000	132,523
Hang Seng Bank Ltd.	11,500	180,879
Henderson Land Development Co. Ltd.	51,000	191,163
HK Electric Investments & HK Electric Investments Ltd.	121,506	125,736
HKT Trust & HKT Ltd.	130,201	191,852
Hongkong Land Holdings Ltd.	42,700	161,833
Link REIT	18,400	142,804
New World Development Co. Ltd.	36,000	175,582
Power Assets Holdings Ltd.	37,895	210,984
Sino Land Co. Ltd.	148,000	179,314
Sun Hung Kai Properties Ltd.	13,000	159,183
Swire Pacific Ltd., Class A	45,000	222,672
Swire Properties Ltd.	60,200	139,039
		3,025,191
Israel-1.68%
Bank Leumi Le-Israel BM	23,584	118,119
First International Bank of Israel Ltd.	6,697	151,567
		269,686
Italy-4.84%
A2A S.p.A.	126,773	181,915
Assicurazioni Generali S.p.A.	7,183	107,533
Enel S.p.A.	12,836	117,315
Terna Rete Elettrica Nazionale S.p.A.	17,168	128,019
UnipolSai Assicurazioni S.p.A.	93,874	241,549
		776,331
	Shares	Value
Japan-19.04%
Bridgestone Corp.	4,487	$131,304
Chubu Electric Power Co., Inc.	9,300	110,346
Electric Power Development Co. Ltd.	7,200	97,720
ITOCHU Corp.	5,100	110,943
Japan Post Bank Co. Ltd.	25,671	190,839
Japan Post Holdings Co. Ltd.	28,376	192,510
Japan Tobacco, Inc.	13,482	231,054
Mitsubishi Corp.	8,586	172,118
Mitsui & Co. Ltd.	10,200	151,847
Mizuho Financial Group, Inc.	137,781	166,281
MS&AD Insurance Group Holdings, Inc.	5,992	149,389
Nippon Telegraph & Telephone Corp.	5,000	115,554
NTT DOCOMO, Inc.	4,755	130,759
Sankyo Co. Ltd.	7,108	177,280
Seven Bank Ltd.	45,900	111,570
Softbank Corp.	14,700	196,663
Sumitomo Corp.	17,200	190,334
Sumitomo Mitsui Financial Group, Inc.	6,909	182,968
Tohoku Electric Power Co., Inc.	12,900	121,643
Tokio Marine Holdings, Inc.	2,900	121,672
		3,052,794
Netherlands-0.94%
Koninklijke KPN N.V.(a)	57,957	150,364
New Zealand-2.52%
Contact Energy Ltd.	56,636	220,332
Spark New Zealand Ltd.	56,033	184,019
		404,351
Norway-3.53%
Entra ASA(b)	8,500	119,933
Mowi ASA	7,112	128,314
Telenor ASA	11,242	174,409
Yara International ASA	3,429	143,636
		566,292
Portugal-0.84%
EDP - Energias de Portugal S.A.	26,460	134,073
Singapore-16.49%
CapitaLand Commercial Trust	117,411	137,849
CapitaLand Mall Trust	109,055	150,306
ComfortDelGro Corp. Ltd.	209,455	207,729
DBS Group Holdings Ltd.	12,507	180,313
Genting Singapore Ltd.	296,918	159,144
Jardine Cycle & Carriage Ltd.	13,000	189,601
Keppel REIT	200,700	160,993
Mapletree Commercial Trust	93,591	125,580
Oversea-Chinese Banking Corp. Ltd.	28,132	175,607
Singapore Airlines Ltd.	67,400	168,094
Singapore Press Holdings Ltd.	199,500	155,666
Singapore Technologies Engineering Ltd.	60,722	144,798
Singapore Telecommunications Ltd.	124,570	225,285
Suntec REIT	159,340	155,703
United Overseas Bank Ltd.	11,566	163,542
Venture Corp. Ltd.	11,100	144,892
		2,645,102
Spain-4.10%
Endesa S.A.	7,451	211,812
Naturgy Energy Group S.A.	13,448	250,302
Red Electrica Corp. S.A.	10,010	195,544
		657,658
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Sweden-1.86%
Tele2 AB, Class B	8,391	$119,043
Telia Co. AB	45,894	178,874
		297,917
Switzerland-2.49%
ABB Ltd.	4,531	113,412
LafargeHolcim Ltd.(c)	3,123	147,653
Swisscom AG	258	137,778
		398,843
United Kingdom-7.90%
Admiral Group PLC	5,358	168,777
British American Tobacco PLC	4,527	149,998
GlaxoSmithKline PLC	7,466	149,907
Imperial Brands PLC	22,768	381,307
Severn Trent PLC	4,057	130,458
Tesco PLC	45,838	130,612
United Utilities Group PLC	13,150	155,334
		1,266,393
Total Common Stocks & Other Equity Interests (Cost $16,824,788)		16,084,278
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,587)	3,587	3,587
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $16,828,375)		16,087,865
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.81%
Invesco Private Government Fund, 0.06%(d)(e)(f)	216,819	$216,819
Invesco Private Prime Fund, 0.15%(d)(e)(f)	72,258	72,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $289,092)		289,092
TOTAL INVESTMENTS IN SECURITIES-102.12% (Cost $17,117,467)		16,376,957
OTHER ASSETS LESS LIABILITIES-(2.12)%		(339,376)
NET ASSETS-100.00%		$16,037,581

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2020.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$775,653	$(772,066)	$-	$-	$3,587	$143
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	10,160	2,121,550	(2,131,710)	-	-	-	788
Invesco Liquid Assets Portfolio, Institutional Class	3,536	522,755	(526,347)	-	56	-	287
Invesco Private Government Fund	-	1,914,222	(1,697,403)	-	-	216,819	27
Invesco Private Prime Fund	-	322,767	(250,502)	-	8	72,273	15
Total	$13,696	$5,656,947	$(5,378,028)	$-	$64	$292,679	$1,260

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-2.65%
AGL Energy Ltd.	342,400	$4,081,078
ASX Ltd.	60,251	3,571,225
AusNet Services	3,853,036	4,918,506
Telstra Corp. Ltd.	1,751,598	4,208,132
Woolworths Group Ltd.	148,604	4,122,182
		20,901,123
Austria-0.44%
UNIQA Insurance Group AG	549,469	3,463,152
Belgium-0.47%
Ackermans & van Haaren N.V.(a)	29,017	3,740,074
Canada-2.57%
CGI, Inc., Class A(a)	54,819	3,915,292
Choice Properties REIT(b)	388,173	3,674,531
Hydro One Ltd.(c)	200,327	4,268,259
Metro, Inc.	106,321	4,663,995
Thomson Reuters Corp.	53,808	3,754,308
		20,276,385
China-0.49%
BOC Hong Kong Holdings Ltd.	1,372,143	3,824,197
Denmark-2.06%
Carlsberg A/S, Class B	26,894	3,962,378
Coloplast A/S, Class B	25,026	4,275,198
Novo Nordisk A/S, Class B	61,287	4,056,512
Tryg A/S	134,619	3,977,455
		16,271,543
Finland-0.67%
Kone OYJ, Class B	66,589	5,294,578
France-3.58%
Air Liquide S.A.	26,154	4,317,424
Danone S.A.	57,763	3,861,950
Hermes International	4,386	3,558,938
L’Oreal S.A.	12,239	4,095,751
Orange S.A.	326,346	3,825,082
Pernod Ricard S.A.	24,901	4,299,033
Sanofi	40,510	4,241,817
		28,199,995
Germany-5.31%
Beiersdorf AG	41,029	4,907,473
Deutsche Telekom AG	239,513	4,011,869
Deutsche Wohnen SE	82,036	3,996,712
E.ON SE	340,194	3,997,048
Fresenius Medical Care AG & Co. KGaA(a)	46,436	4,097,427
Henkel AG & Co. KGaA, Preference Shares	42,934	4,234,172
Merck KGaA	31,577	4,034,565
Symrise AG	36,439	4,569,601
Uniper SE	116,732	4,052,725
Vonovia SE	61,419	4,007,611
		41,909,203
Hong Kong-7.56%
CK Hutchison Holdings Ltd.	516,314	3,367,613
CLP Holdings Ltd.	495,108	4,689,031
Hang Lung Properties Ltd.	1,680,765	4,124,816
Hang Seng Bank Ltd.	234,734	3,692,043
Henderson Land Development Co. Ltd.	985,363	3,693,427
HK Electric Investments & HK Electric Investments Ltd.	7,784,230	8,055,215
HKT Trust & HKT Ltd.	2,932,296	4,320,768
	Shares	Value
Hong Kong-(continued)
Hong Kong & China Gas Co. Ltd. (The)	2,704,058	$3,879,787
Hong Kong Exchanges & Clearing Ltd.	111,085	5,306,143
Hongkong Land Holdings Ltd.	852,062	3,229,315
Link REIT	460,797	3,576,287
MTR Corp. Ltd.	772,161	3,835,798
Power Assets Holdings Ltd.	802,743	4,469,350
Sun Hung Kai Properties Ltd.	279,418	3,421,430
		59,661,023
Israel-1.51%
Airport City Ltd.(a)(b)	279,433	3,195,749
Elbit Systems Ltd.(b)	27,598	3,877,388
Strauss Group Ltd.	170,007	4,822,508
		11,895,645
Italy-0.98%
Assicurazioni Generali S.p.A.	237,162	3,550,422
UnipolSai Assicurazioni S.p.A.(b)	1,617,872	4,162,978
		7,713,400
Japan-45.66%
ABC-Mart, Inc.	63,535	3,353,119
Ajinomoto Co., Inc.	238,403	4,293,193
Azbil Corp.	140,355	4,659,473
Bridgestone Corp.	125,236	3,664,808
Calbee, Inc.	137,205	4,353,757
Canon Marketing Japan, Inc.	174,952	3,296,173
Canon, Inc.	178,060	2,822,553
Central Japan Railway Co.	22,245	2,673,061
Chubu Electric Power Co., Inc.	309,303	3,669,920
Chugai Pharmaceutical Co. Ltd.	74,826	3,351,707
Chugoku Electric Power Co., Inc. (The)	400,828	4,882,876
COMSYS Holdings Corp.	130,975	3,840,183
Daikin Industries Ltd.	23,848	4,161,502
Daito Trust Construction Co. Ltd.	36,897	2,886,711
East Japan Railway Co.	54,050	3,103,543
Electric Power Development Co. Ltd.	201,165	2,730,273
ENEOS Holdings, Inc.	939,747	3,263,739
Ezaki Glico Co. Ltd.	78,212	3,609,898
Hankyu Hanshin Holdings, Inc.	102,999	2,937,123
Hirose Electric Co. Ltd.	32,114	3,362,357
House Foods Group, Inc.	115,580	3,514,515
Ito En Ltd.	65,804	3,871,190
ITOCHU Corp.	199,474	4,339,262
Itochu Techno-Solutions Corp.	108,404	4,383,118
Japan Exchange Group, Inc.	173,506	4,102,573
Japan Post Bank Co. Ltd.(b)	470,634	3,498,707
Japan Post Holdings Co. Ltd.	520,769	3,533,033
Japan Tobacco, Inc.	262,183	4,493,290
Kamigumi Co. Ltd.	179,374	3,253,942
Kansai Paint Co. Ltd.	175,940	3,378,021
Kao Corp.	50,474	3,645,318
KDDI Corp.	132,277	4,077,279
Keihan Holdings Co. Ltd.	87,747	3,552,040
Kewpie Corp.	211,133	3,748,195
Keyence Corp.	9,004	3,765,789
Kinden Corp.	234,474	3,630,322
Kubota Corp.	242,103	3,442,749
Kyocera Corp.	70,147	3,877,226
Kyowa Exeo Corp.	157,188	3,692,944
Kyushu Electric Power Co., Inc.	442,067	3,696,087
Kyushu Railway Co.	142,734	2,805,271
Lawson, Inc.	66,163	3,285,309
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
LINE Corp.(a)	75,008	$3,965,712
McDonald’s Holdings Co. Japan Ltd.	102,557	4,888,748
Medipal Holdings Corp.	187,768	3,452,388
MEIJI Holdings Co. Ltd.	62,758	4,902,876
Mitsubishi Chemical Holdings Corp.	585,053	3,130,833
Mitsubishi Corp.	208,318	4,176,014
Mitsubishi Electric Corp.	263,960	3,421,519
Mitsubishi Heavy Industries Ltd.	139,152	3,219,856
Mitsubishi UFJ Financial Group, Inc.	893,548	3,323,022
Mitsui & Co. Ltd.	241,128	3,589,667
Mizuho Financial Group, Inc.	3,119,433	3,764,680
MS&AD Insurance Group Holdings, Inc.	159,978	3,988,480
Nagoya Railroad Co. Ltd.	152,727	3,851,037
Nankai Electric Railway Co. Ltd.	169,230	3,310,013
Nichirei Corp.(b)	133,714	3,783,905
Nintendo Co. Ltd.	9,648	4,237,710
Nippon Paper Industries Co. Ltd.	254,523	3,192,069
Nippon Telegraph & Telephone Corp.	195,765	4,524,277
Nissin Foods Holdings Co. Ltd.	51,729	4,638,144
Nitori Holdings Co. Ltd.	22,278	4,882,070
NTT DOCOMO, Inc.	173,373	4,767,635
Odakyu Electric Railway Co. Ltd.	153,069	3,179,226
Ono Pharmaceutical Co. Ltd.	136,260	3,819,224
Osaka Gas Co. Ltd.	210,624	3,872,629
Sankyo Co. Ltd.	153,920	3,838,901
Secom Co. Ltd.	51,961	4,462,857
Seibu Holdings, Inc.	284,050	2,530,740
Seino Holdings Co. Ltd.	273,370	3,363,798
Sekisui House Ltd.(b)	190,354	3,453,126
Seven Bank Ltd.	1,537,406	3,737,003
SG Holdings Co. Ltd.	113,859	4,167,543
Shikoku Electric Power Co., Inc.	483,503	3,246,828
Shimizu Corp.	454,812	3,252,037
Shizuoka Bank Ltd. (The)	610,736	3,951,040
Softbank Corp.	477,000	6,381,505
Sojitz Corp.	1,506,580	3,149,098
Sony Corp.	53,980	4,123,167
Sotetsu Holdings, Inc.	142,877	3,385,103
Sugi Holdings Co. Ltd.	62,056	4,495,876
Sumitomo Corp.	323,793	3,583,068
Sumitomo Mitsui Financial Group, Inc.	133,708	3,540,929
Sumitomo Mitsui Trust Holdings, Inc.	122,539	3,140,837
Suntory Beverage & Food Ltd.	93,797	3,526,370
Teijin Ltd.	246,595	3,542,777
Tobu Railway Co. Ltd.	104,235	2,904,344
Toho Co. Ltd.	99,400	2,947,309
Tohoku Electric Power Co., Inc.	411,345	3,878,851
Tokio Marine Holdings, Inc.	87,012	3,650,669
Tokyo Gas Co. Ltd.	166,438	3,511,207
Tokyu Corp.	254,923	2,825,780
Toyo Suisan Kaisha Ltd.	72,520	4,389,747
Toyota Motor Corp.	61,688	3,627,299
Tsumura & Co.	138,251	3,440,257
Unicharm Corp.	98,856	4,448,660
USS Co. Ltd.	217,094	3,225,713
		360,106,322
Netherlands-2.18%
Heineken Holding N.V.	45,775	3,970,357
Koninklijke Ahold Delhaize N.V.	156,776	4,536,435
	Shares	Value
Netherlands-(continued)
Koninklijke DSM N.V.	29,538	$4,526,757
Wolters Kluwer N.V.	52,703	4,166,802
		17,200,351
New Zealand-1.07%
Goodman Property Trust	2,628,665	3,887,410
Spark New Zealand Ltd.	1,384,834	4,547,962
		8,435,372
Norway-1.59%
Gjensidige Forsikring ASA(a)	199,588	4,097,788
Orkla ASA	444,960	4,386,450
Telenor ASA	262,293	4,069,234
		12,553,472
Portugal-0.97%
Jeronimo Martins SGPS S.A.	212,617	3,594,043
NOS, SGPS S.A.	917,413	4,065,983
		7,660,026
Singapore-4.33%
CapitaLand Ltd.	1,680,503	3,382,329
DBS Group Holdings Ltd.	267,790	3,860,722
Keppel Corp. Ltd.	906,435	3,569,423
Oversea-Chinese Banking Corp. Ltd.	682,930	4,263,021
Singapore Exchange Ltd.	619,456	3,690,626
Singapore Technologies Engineering Ltd.	1,463,451	3,489,743
Singapore Telecommunications Ltd.	2,238,464	4,048,269
United Overseas Bank Ltd.	279,625	3,953,860
UOL Group Ltd.	806,846	3,895,078
		34,153,071
Spain-0.50%
Red Electrica Corp. S.A.	202,027	3,946,577
Sweden-3.08%
Axfood AB	174,028	3,932,769
Essity AB, Class B(a)	122,514	4,042,257
Investor AB, Class B	66,816	3,947,546
Swedish Match AB	54,212	4,172,562
Tele2 AB, Class B	282,617	4,009,474
Telia Co. AB	1,070,686	4,173,054
		24,277,662
Switzerland-5.89%
Chocoladefabriken Lindt & Spruengli AG	49	4,206,771
Geberit AG	8,108	4,484,935
Givaudan S.A.	1,252	5,176,181
Kuehne + Nagel International AG(a)	25,509	4,399,651
Nestle S.A.	45,399	5,394,781
Novartis AG	50,633	4,200,585
Roche Holding AG	12,808	4,450,488
Schindler Holding AG, PC	19,684	4,987,537
SGS S.A.	1,743	4,581,195
Swisscom AG	8,593	4,588,853
		46,470,977
United Kingdom-6.18%
Admiral Group PLC	133,434	4,203,170
AstraZeneca PLC	34,745	3,889,919
Croda International PLC	62,521	4,701,968
GlaxoSmithKline PLC	202,397	4,063,852
HSBC Holdings PLC	728,432	3,271,660
National Grid PLC	306,497	3,622,104
Reckitt Benckiser Group PLC	45,885	4,640,865
RELX PLC	151,911	3,220,037

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Segro PLC	337,586	$4,294,346
Tesco PLC	1,420,875	4,048,693
Unilever N.V.	84,026	4,975,986
WM Morrison Supermarkets PLC	1,549,273	3,799,446
		48,732,046
Total Common Stocks & Other Equity Interests (Cost $797,056,862)		786,686,194
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $211,882)	211,882	211,882
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $797,268,744)		786,898,076
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Private Government Fund, 0.06%(d)(e)(f)	7,020,852	$7,020,852
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,341,140	2,341,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,362,460)		9,362,460
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $806,631,204)		796,260,536
OTHER ASSETS LESS LIABILITIES-(0.95)%		(7,512,712)
NET ASSETS-100.00%		$788,747,824

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$6,707,386	$(6,495,504)	$-	$-	$211,882	$124
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	23,606,275	199,343,992	(222,950,267)	-	-	-	154,060
Invesco Liquid Assets Portfolio, Institutional Class	7,868,758	45,449,103	(53,314,324)	(313)	(3,224)	-	58,330
Invesco Private Government Fund	-	96,402,597	(89,381,745)	-	-	7,020,852	1,309
Invesco Private Prime Fund	-	12,856,399	(10,515,274)	-	483	2,341,608	650
Total	$31,475,033	$360,759,477	$(382,657,114)	$(313)	$(2,741)	$9,574,342	$214,473

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-10.40%
Aristocrat Leisure Ltd.	863	$16,203
Coca-Cola Amatil Ltd.	895	5,250
Coles Group Ltd.	1,628	21,214
Commonwealth Bank of Australia	1,892	96,608
CSL Ltd.	980	189,828
Fortescue Metals Group Ltd.	2,873	35,871
Goodman Group	1,625	19,730
Lendlease Corp. Ltd.	759	6,178
Magellan Financial Group Ltd.	230	10,088
Mirvac Group	4,266	6,394
Northern Star Resources Ltd.	823	9,125
Orica Ltd.	370	4,588
QBE Insurance Group Ltd.	1,264	8,983
Sonic Healthcare Ltd.	585	13,467
Stockland	3,840	8,785
Telstra Corp. Ltd.	3,894	9,355
Transurban Group	3,420	33,871
Wesfarmers Ltd.	1,513	50,509
Woolworths Group Ltd.	2,252	62,469
		608,516
Austria-0.06%
CA Immobilien Anlagen AG	108	3,397
Belgium-0.33%
Galapagos N.V.(a)	104	19,382
Brazil-0.48%
Wheaton Precious Metals Corp.	513	27,831
Canada-14.26%
Algonquin Power & Utilities Corp.	1,144	15,783
Atco Ltd., Class I	92	2,863
Barrick Gold Corp.	2,689	77,709
Brookfield Asset Management, Inc., Class A	2,623	84,711
CAE, Inc.	325	4,850
Canadian Apartment Properties REIT	84	3,046
Canadian Pacific Railway Ltd.	174	47,851
Canadian Utilities Ltd., Class A	172	4,412
CI Financial Corp.	242	3,326
Constellation Software, Inc.	24	28,387
Emera, Inc.(b)	436	18,146
Fortis, Inc.	699	28,466
Franco-Nevada Corp.	325	51,947
Genworth MI Canada, Inc.	61	1,511
Hydro One Ltd.(c)	663	14,125
iA Financial Corp., Inc.	162	5,688
Intact Financial Corp.	302	32,971
Kinross Gold Corp.(a)	1,524	14,222
National Bank of Canada	527	24,881
Shopify, Inc., Class A(a)	229	234,177
Sun Life Financial, Inc.	798	31,104
TC Energy Corp.	1,467	66,861
Thomson Reuters Corp.	330	23,025
TMX Group Ltd.	82	8,382
WSP Global, Inc.	94	5,902
		834,346
China-0.45%
Alibaba Health Information Technology Ltd.(a)	4,802	13,259
Wilmar International Ltd.	3,866	13,025
		26,284
	Shares	Value
Denmark-4.39%
Coloplast A/S, Class B	192	$32,799
DSV Panalpina A/S	217	29,870
Genmab A/S(a)	82	28,107
Novo Nordisk A/S, Class B	1,906	126,156
Orsted A/S(c)	279	39,910
		256,842
Finland-1.42%
Elisa OYJ	302	18,020
Kesko OYJ, Class B	297	6,357
Kone OYJ, Class B	473	37,609
Neste OYJ	454	20,873
		82,859
France-7.55%
Air Liquide S.A.	650	107,300
ENGIE S.A.(a)	2,030	27,101
Hermes International	32	25,966
Legrand S.A.	306	23,694
LVMH Moet Hennessy Louis Vuitton SE	293	127,069
Sartorius Stedim Biotech	45	14,048
Schneider Electric SE	795	92,354
Veolia Environnement S.A.	1,062	24,250
		441,782
Germany-3.65%
Beiersdorf AG	108	12,918
Deutsche Boerse AG	272	49,726
Hannover Rueck SE	88	14,922
Merck KGaA	148	18,910
MTU Aero Engines AG(a)	49	8,509
Muenchener Rueckversicherungs-Gesellschaft AG	156	41,469
Puma SE(a)	104	8,097
RWE AG	990	37,438
Sartorius AG, Preference Shares	49	18,854
Talanx AG	68	2,488
		213,331
Ireland-0.93%
Flutter Entertainment PLC(a)	94	14,267
Kerry Group PLC, Class A	191	25,296
Kingspan Group PLC	204	14,654
		54,217
Israel-0.59%
Airport City Ltd.(a)	82	938
Alony Hetz Properties & Investments Ltd.	237	2,534
Amot Investments Ltd.	230	1,109
Azrieli Group Ltd.	41	1,964
First International Bank of Israel Ltd.	48	1,086
Gazit-Globe Ltd.	126	523
Israel Discount Bank Ltd., Class A	1,131	3,434
Melisron Ltd.	24	893
Mizrahi Tefahot Bank Ltd.	186	3,839
Nice Ltd.(a)	79	16,073
Shapir Engineering and Industry Ltd.(a)	289	2,149
		34,542
Italy-3.30%
Amplifon S.p.A.(a)	130	4,450
Banca Mediolanum S.p.A.	302	2,248
Enel S.p.A.	14,826	135,503
Ferrari N.V.	144	25,772
Hera S.p.A.	1,183	4,580
Infrastrutture Wireless Italiane S.p.A.(c)	245	2,481
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
Nexi S.p.A.(a)(c)	454	$8,141
Poste Italiane S.p.A.(c)	521	4,776
Recordati Industria Chimica e Farmaceutica S.p.A.	98	5,243
		193,194
Japan-12.70%
Advantest Corp.	317	17,090
Canon Marketing Japan, Inc.	56	1,055
Capcom Co. Ltd.	86	3,359
Casio Computer Co. Ltd.	249	3,938
Chugai Pharmaceutical Co. Ltd.	1,287	57,649
Daiichi Sankyo Co. Ltd.	850	74,428
Daikin Industries Ltd.	310	54,095
Disco Corp.	33	7,856
Fujitsu Ltd.	309	41,266
GLP J-REIT	5	8,309
Hitachi Metals Ltd.	269	3,491
Hoya Corp.	537	52,923
Hulic Co. Ltd.	555	4,756
Ibiden Co. Ltd.	192	5,161
ITOCHU Corp.	2,371	51,578
Japan Real Estate Investment Corp.	1	5,107
Kobe Bussan Co. Ltd.	120	7,389
Kyowa Kirin Co. Ltd.	269	6,615
M3, Inc.	575	29,259
Miura Co. Ltd.	132	4,950
Nippon Building Fund, Inc.	1	5,599
Nippon Prologis REIT, Inc.	4	13,790
Nomura Real Estate Master Fund, Inc.	4	4,948
Nomura Research Institute Ltd.	678	17,801
NTT DOCOMO, Inc.	1,395	38,362
Obic Co. Ltd.	69	12,341
Olympus Corp.	1,986	35,379
Open House Co. Ltd.	65	1,841
ORIX JREIT, Inc.	4	5,141
Sekisui House Ltd.(b)	998	18,104
Sekisui House Reit, Inc.	4	2,614
Shin-Etsu Chemical Co. Ltd.	481	55,843
Taiyo Nippon Sanso Corp.	204	3,201
TIS, Inc.	258	5,544
Tokyo Electron Ltd.	242	65,919
Tsuruha Holdings, Inc.	41	5,658
Welcia Holdings Co. Ltd.	84	7,706
Workman Co. Ltd.	29	2,726
		742,791
Netherlands-4.77%
ASML Holding N.V.	718	254,456
GrandVision N.V.(a)(c)	112	3,211
Wolters Kluwer N.V.	273	21,584
		279,251
New Zealand-1.00%
Fisher & Paykel Healthcare Corp. Ltd.	1,264	30,312
Meridian Energy Ltd.	1,275	4,128
Ryman Healthcare Ltd.	595	5,272
Spark New Zealand Ltd.	2,459	8,076
Xero Ltd.(a)	164	10,578
		58,366
Norway-0.38%
Entra ASA(c)	186	2,624
Gjensidige Forsikring ASA(a)	269	5,523
	Shares	Value
Norway-(continued)
Orkla ASA	976	$9,622
TOMRA Systems ASA(a)	112	4,605
		22,374
Portugal-0.41%
EDP - Energias de Portugal S.A.	3,903	19,777
Jeronimo Martins SGPS S.A.	265	4,479
		24,256
Singapore-0.43%
Ascendas REIT	3,710	9,577
Mapletree Commercial Trust	2,533	3,399
Mapletree Logistics Trust	5,399	8,386
Singapore Technologies Engineering Ltd.	1,568	3,739
		25,101
Spain-3.75%
Cellnex Telecom S.A.(c)	634	39,899
Ferrovial S.A.	718	17,609
Grifols S.A.(b)	354	10,340
Iberdrola S.A.	11,722	151,365
		219,213
Sweden-3.90%
AAK AB	180	3,187
Assa Abloy AB, Class B	899	19,704
Atlas Copco AB, Class A	843	37,301
Atlas Copco AB, Class B	434	16,776
Beijer Ref AB	128	5,012
Castellum AB	406	8,715
Epiroc AB, Class B	414	5,641
Fabege AB	325	4,154
Fastighets AB Balder, Class B(a)	194	8,012
Getinge AB, Class B	289	6,934
Hennes & Mauritz AB, Class B	828	12,864
Holmen AB, Class B(a)	142	4,869
Hufvudstaden AB, Class A	116	1,510
Investment AB Latour, Class B	156	3,199
Investor AB, Class B	517	30,545
L E Lundbergforetagen AB, Class B(a)	111	5,202
Lifco AB, Class B	53	4,061
Nibe Industrier AB, Class B(a)	510	12,248
Skanska AB, Class B(a)	483	9,750
Swedish Match AB	208	16,009
Tele2 AB, Class B	602	8,541
Wallenstam AB, Class B	341	4,266
		228,500
Switzerland-15.88%
Chocoladefabriken Lindt & Spruengli AG, PC	1	7,761
Geberit AG	46	25,445
Givaudan S.A.	12	49,612
Lonza Group AG	110	68,754
Nestle S.A.	2,889	343,301
Partners Group Holding AG	20	19,373
Roche Holding AG	741	257,481
Roche Holding AG, BR	29	10,010
Sika AG	160	35,264
STMicroelectronics N.V.	1,004	28,268
Swisscom AG	32	17,089
Zurich Insurance Group AG	180	66,523
		928,881
Taiwan-0.72%
Sea Ltd., ADR(a)	345	42,159

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-6.40%
AVEVA Group PLC	98	$5,333
BAE Systems PLC	4,941	31,790
Barratt Developments PLC	1,200	8,042
Clarivate PLC(a)	381	10,535
ConvaTec Group PLC(c)	2,472	6,599
Experian PLC	1,304	45,817
Halma PLC	418	11,949
JD Sports Fashion PLC	642	5,103
London Stock Exchange Group PLC	601	66,923
National Grid PLC	4,734	55,945
Persimmon PLC(a)	330	10,404
Rentokil Initial PLC	2,948	20,669
Segro PLC	1,508	19,183
Severn Trent PLC	298	9,582
Smith & Nephew PLC	970	19,320
Spirax-Sarco Engineering PLC	88	11,908
SSE PLC	1,632	27,867
United Utilities Group PLC	635	7,501
		374,470
United States-1.66%
Atlassian Corp. PLC, Class A(a)	122	21,551
Ferguson PLC	293	26,120
James Hardie Industries PLC, CDI	864	17,950
Waste Connections, Inc.	311	31,785
		97,406
Total Common Stocks & Other Equity Interests (Cost $5,222,410)		5,839,291
	Shares	Value
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,593)	1,593	$1,593
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $5,224,003)		5,840,884
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.35%
Invesco Private Government Fund, 0.06%(d)(e)(f)	15,642	15,642
Invesco Private Prime Fund, 0.15%(d)(e)(f)	5,213	5,214
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,856)		20,856
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $5,244,859)		5,861,740
OTHER ASSETS LESS LIABILITIES-(0.19)%		(11,286)
NET ASSETS-100.00%		$5,850,454

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $121,766, which represented 2.08% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$43,603	$(42,010)	$-	$-	$1,593	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	7,660	216,817	(224,477)	-	-	-	130
Invesco Liquid Assets Portfolio, Institutional Class	2,541	45,000	(47,535)	-	(6)	-	48
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2020
(Unaudited)
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Private Government Fund	$-	$317,257	$(301,615)	$-	$-	$15,642	$2
Invesco Private Prime Fund	-	26,020	(20,807)	-	1	5,214	1
Total	$10,201	$648,697	$(636,444)	$-	$(5)	$22,449	$193

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,368,686	$-	$0	$11,368,686
Money Market Funds	26,882	158,808	-	185,690
Total Investments	$11,395,568	$158,808	$0	$11,554,376
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,445,380	$-	$0	$227,445,380
Money Market Funds	-	2,633,701	-	2,633,701
Total Investments	$227,445,380	$2,633,701	$0	$230,079,081
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,266,537	$-	$0	$6,266,537
Exchange-Traded Funds	2,819	-	-	2,819
Non-U.S. Dollar Denominated Bonds & Notes	-	214	-	214
Money Market Funds	-	46,634	-	46,634
Total Investments	$6,269,356	$46,848	$0	$6,316,204
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,084,278	$-	$-	$16,084,278
Money Market Funds	3,587	289,092	-	292,679
Total Investments	$16,087,865	$289,092	$-	$16,376,957
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$786,686,194	$-	$-	$786,686,194
Money Market Funds	211,882	9,362,460	-	9,574,342
Total Investments	$786,898,076	$9,362,460	$-	$796,260,536

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,839,291	$-	$-	$5,839,291
Money Market Funds	1,593	20,856	-	22,449
Total Investments	$5,840,884	$20,856	$-	$5,861,740
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.